   As filed with the Securities and Exchange Commission on December 28, 2004


                                                        File Nos. 333-58234
                                                                  811-03859


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]

                           Pre-Effective Amendment No.                       [ ]


                        Post-Effective Amendment No. 13                      [X]
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [ ]



                                Amendment No. 15
                        (Check appropriate box or boxes)                     [X]


                            Variable Separate Account
                           (Exact Name of Registrant)

                     AIG SunAmerica Life Assurance Company
                            ("AIG SunAmerica Life")
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                            Christine A. Nixon, Esq.
                              AIG SunAmerica Life
                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:


[X] immediately upon filing pursuant to paragraph (b) of Rule 485;


[ ] on             pursuant to paragraph (b) of Rule 485;


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;


[ ] On ______________ pursuant to paragraph (a)(1) of Rule 485.

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Definitions

3.      Synopsis...............................           Highlights; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples

4.      Condensed Financial Information........           Appendix A -
                                                          Condensed Financial
                                                          Information

5.      General Description of Registrant,
        Depositor and Portfolio Companies......           The Variable Annuity;
                                                          Other Information

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           The Variable Annuity;
                                                          Purchasing the
                                                          Variable Annuity Contract;
                                                          Investment Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing the Variable
                                                          Annuity Contract

11.     Redemptions............................           Access To Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information

               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                             Caption
-----------------------                             -------
15.     Cover Page.............................     Cover Page

16.     Table of Contents......................     Table of Contents

17.     General Information and History........     The Variable Annuity (P);
                                                    Separate Account; General
                                                    Account; Investment Options (P);
                                                    Other Information

18.     Services...............................     Other Information (P)

19.     Purchase of Securities Being Offered...     Purchasing the
                                                    Variable Annuity Contract (P)

20.     Underwriters...........................     Distribution of Contracts

21.     Calculation of Performance Data........     Performance Data

22.     Annuity Payments.......................     Income Options (P);
                                                    Income Payments;
                                                    Annuity Unit Values

23.     Financial Statements...................     Depositor: Other
                                                    Information - Financial
                                                    Statements; Registrant:
                                                    Financial Statements

                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            [POLARIS PLATINUM LOGO]
                                   PROSPECTUS

                               DECEMBER 28, 2004



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
Variable Annuity.                             VARIABLE SEPARATE ACCOUNT
                                              The annuity has several investment choices -Variable Portfolios listed
To learn more about the annuity               below and available fixed account options. The Variable Portfolios are part
offered by this prospectus, you can           of the Anchor Series Trust ("AST"), American Funds Insurance Series
obtain a copy of the Statement of             ("AFIS"), SunAmerica Series Trust ("SAST"), Lord Abbett Series Fund, Inc.
Additional Information ("SAI") dated          ("LASF"), Nations Separate Account Trust ("NSAT"), Van Kampen Life
December 28, 2004. The SAI has been           Investment Trust ("VKT") and the WM Variable Trust ("WMT").
filed with the Securities and
Exchange Commission ("SEC") and is            STOCKS:
incorporated by reference into this               MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
prospectus. The Table of Contents of                - Aggressive Growth Portfolio                                    SAST
the SAI appears in this prospectus.                 - Blue Chip Growth Portfolio                                     SAST
For a free copy of the SAI, call us                 - "Dogs" of Wall Street Portfolio*                               SAST
at (800) 445-SUN2 or write to us at                 - Growth Opportunities Portfolio                                 SAST
our Annuity Service Center, P.O. Box              MANAGED BY ALLIANCEBERNSTEIN
54299, Los Angeles, California                      - Small & Mid Cap Value Portfolio                                SAST
90054-0299.                                       MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
                                                    - Alliance Growth Portfolio                                      SAST
In addition, the SEC maintains a                    - Global Equities Portfolio                                      SAST
website (http://www.sec.gov) that                   - Growth-Income Portfolio                                        SAST
contains the SAI, materials                       MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
incorporated by reference and other                 - Nations MidCap Growth Portfolio                                NSAT
information filed electronically with               - Nations Small Company Portfolio                                NSAT
the SEC by AIG SunAmerica Life                      - Nations Value Portfolio                                        NSAT
Assurance Company.                                MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
                                                    - American Funds Global Growth Portfolio                         AFIS
ANNUITIES INVOLVE RISKS, INCLUDING                  - American Funds Growth Portfolio                                AFIS
POSSIBLE LOSS OF PRINCIPAL, AND ARE                 - American Funds Growth-Income Portfolio                         AFIS
NOT A DEPOSIT OR OBLIGATION OF, OR                MANAGED BY DAVIS ADVISORS
GUARANTEED OR ENDORSED BY, ANY BANK.                - Davis Venture Value Portfolio                                  SAST
THEY ARE NOT FEDERALLY INSURED BY THE               - Real Estate Portfolio                                          SAST
FEDERAL DEPOSIT INSURANCE                         MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY
CORPORATION, THE FEDERAL RESERVE                    - Federated American Leaders Portfolio*                          SAST
BOARD OR ANY OTHER AGENCY.                        MANAGED BY LORD, ABBETT & CO.
                                                    - Lord Abbett Series Fund Growth and Income Portfolio            LASF
This variable annuity provides an                 MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
optional bonus feature called                       - Marsico Growth Portfolio                                       SAST
"Polaris Rewards". If you elect this                - Nations Marsico 21st Century Portfolio                         NSAT
feature, in exchange for bonuses                    - Nations Marsico Focused Equities Portfolio                     NSAT
credited to your contract, your                     - Nations Marsico Growth Portfolio                               NSAT
surrender charge schedule will be                   - Nations Marsico International Opportunities Portfolio          NSAT
longer and greater than if you chose              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
not to elect this feature. These                    - MFS Massachusetts Investors Trust Portfolio                    SAST
withdrawal charges may offset the                   - MFS Mid-Cap Growth Portfolio                                   SAST
value of any bonus, if you make an                MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
early withdrawal.                                   - Emerging Markets Portfolio                                     SAST
                                                    - International Growth and Income Portfolio                      SAST
                                                    - Putnam Growth: Voyager                                         SAST
                                                  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
                                                    - Foreign Value Portfolio                                        SAST
                                                  MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT
                                                    - International Diversified Equities Portfolio                   SAST
                                                    - Technology Portfolio                                           SAST
                                                    - Van Kampen LIT Comstock Portfolio, Class II Shares*             VKT
                                                    - Van Kampen LIT Emerging Growth Portfolio, Class II Shares       VKT
                                                    - Van Kampen LIT Growth and Income Portfolio, Class II Shares     VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                                  AST
                                                    - Growth Portfolio                                                AST
                                                    - Natural Resources Portfolio                                     AST
                                              BALANCED:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - SunAmerica Balanced Portfolio                                  SAST
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                    - Nations Asset Allocation Portfolio                             NSAT
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                                     SAST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Balanced Portfolio                                              WMT
                                                    - Conservative Growth                                             WMT
                                                    - Strategic Growth                                                WMT
                                              BONDS:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                                      SAST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
                                                    - Corporate Bond Portfolio                                       SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                                          SAST
                                                  MANAGED BY MANAGED BY MACKAY SHIELDS LLC
                                                    - Nations High Yield Bond Portfolio                              NSAT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government & Quality Bond Portfolio                             AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                    - Cash Management Portfolio                                      SAST
                                              * "Dogs" of Wall Street is an equity fund seeking total return. Federated
                                              American Leaders is an equity fund seeking growth of capital and income.
                                                Van Kampen LIT Comstock is an equity fund seeking capital growth and income.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

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                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
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AIG SunAmerica Life's Report on Form 10-K for the year ended December 31, 2003, file no. 033-47472, is incorporated herein by reference.


All documents or reports filed by AIG SunAmerica Life under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supercede documents incorporated by reference.

AIG SunAmerica Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

AIG SunAmerica Life is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, AIG SunAmerica Life and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by AIG SunAmerica Life.

AIG SunAmerica Life will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to AIG SunAmerica Life's Annuity Service Center, as follows:

       AIG SunAmerica Life Assurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 445-SUN2

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         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
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Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to AIG SunAmerica Life's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for AIG SunAmerica Life's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of AIG SunAmerica Life in connection with the securities registered under this prospectus, AIG SunAmerica Life will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. AIG SunAmerica Life will be governed by final judgment of the issue. However, if in the opinion of AIG SunAmerica Life's counsel, this issue has been determined by controlling precedent, AIG SunAmerica Life will not submit the issue to a court for determination.


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                             TABLE OF CONTENTS
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 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE...................      2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION....
                                                                         2
 GLOSSARY..........................................................      3
 HIGHLIGHTS........................................................      4
 FEE TABLES........................................................      5
       Maximum Owner Transaction Expenses..........................      5
       Contract Maintenance Fee....................................      5
       Separate Account Expenses...................................      5
       Optional Feature Fee........................................      5
       Optional Polaris Income Reward Fee..........................      5
       Optional Capital Protector Fee..............................      5
       Portfolio Expenses..........................................      5
 EXAMPLES..........................................................      6
 THE POLARIS PLATINUM II VARIABLE ANNUITY..........................      8
 PURCHASING A POLARIS PLATINUM II VARIABLE ANNUITY.................      9
       Allocation of Purchase Payments.............................      9
       Polaris Rewards Program.....................................      9
       Current Enhancement Levels..................................     10
       Accumulation Units..........................................     11
       Free Look...................................................     11
 INVESTMENT OPTIONS................................................     12
       Variable Portfolios.........................................     12
           Anchor Series Trust.....................................     12
           SunAmerica Series Trust.................................     12
           American Funds Insurance Series.........................     12
           Lord Abbett Series Fund, Inc. ..........................     12
           Nations Separate Account Trust..........................     12
           Van Kampen Life Investment Trust........................     12
           WM Variable Trust.......................................     12
       Fixed Account Options.......................................     13
       Asset Allocation Program....................................     13
       Transfers During the Accumulation Phase.....................     15
       Dollar Cost Averaging.......................................     16
       Asset Allocation Rebalancing Program........................     17
       Return Plus Program.........................................     17
       Voting Rights...............................................     18
       Substitution................................................     18
 ACCESS TO YOUR MONEY..............................................     18
       Systematic Withdrawal Program...............................     19
       Nursing Home Waiver.........................................     19
       Minimum Contract Value......................................     19
 LIVING BENEFIT....................................................     19
       Polaris Income Rewards......................................     20
       Capital Protection..........................................     23
 DEATH BENEFIT.....................................................     24
       Purchase Payment Accumulation Option........................     25
       Maximum Anniversary Option..................................     25
       EstatePlus..................................................     26
       Spousal Continuation........................................     27
 EXPENSES..........................................................     27
       Separate Account Charges....................................     27
       Withdrawal Charges..........................................     28
       Investment Charges..........................................     28
       Contract Maintenance Fee....................................     29
       Transfer Fee................................................     29
       Optional Polaris Income Reward Fee..........................     29
       Optional Capital Protector Fee..............................     29
       Optional EstatePlus Fee.....................................     29
       Premium Tax.................................................     29
       Income Taxes................................................     29
       Reduction or Elimination of Charges and Expenses, and
        Additional Amounts Credited................................     29
 INCOME OPTIONS....................................................     29
       Annuity Date................................................     29
       Income Options..............................................     30
       Fixed or Variable Income Payments...........................     30
       Income Payments.............................................     30
       Transfers During the Income Phase...........................     31
       Deferment of Payments.......................................     31
 TAXES.............................................................     31
       Annuity Contracts in General................................     31
       Tax Treatment of Distributions - Non-qualified Contracts....     31
       Tax Treatment of Distributions - Qualified Contracts........     32
       Minimum Distributions.......................................     32
       Tax Treatment of Death Benefits.............................     33
       Contracts Owned by a Trust or Corporation...................     33
       Gifts, Pledges and/or Assignments of a Non-Qualified
        Contract...................................................     33
       Diversification and Investor Control........................     33
 PERFORMANCE.......................................................     34
 OTHER INFORMATION.................................................     34
       AIG SunAmerica Life.........................................     34
       The Separate Account........................................     34
       The General Account.........................................     34
       Distribution of the Contract................................     34
       Administration..............................................     34
       Legal Proceedings...........................................     35
       Ownership...................................................     35
       Independent Registered Public Accounting Firm...............     35
       Registration Statement......................................     36
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..........
                                                                        36
 APPENDIX A - CONDENSED FINANCIALS.................................    A-1
 APPENDIX B - MARKET VALUE ADJUSTMENTS ("MVA") AND FIXED ADVANTAGE
  7 ACCOUNT OPTION.................................................    B-1
 APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION........
                                                                       C-1
 APPENDIX D - POLARIS REWARDS PROGRAM EXAMPLES.....................    D-1
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                                 GLOSSARY
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 We have capitalized some of the technical terms used in this prospectus.
 To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - AIG SunAmerica Life Assurance Company AIG SunAmerica Life, we,
 us or our, the insurer which issues this contract. Only AIG SunAmerica
 Life is a capitalized term in the prospectus.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 LATEST ANNUITY DATE - Your 95th birthday or 10th contract anniversary, whichever is later.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars.
 In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").
 PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Polaris Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.
 POLARIS REWARDS PROGRAM - A program that provides a payment enhancement in exchange for a surrender charge schedule that declines over 9 years.
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own
 it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust, the American Funds Insurance
 Series, the SunAmerica Series Trust, Lord Abbett Series Fund, Inc.,
 Nations Separate Account Trust, Van Kampen Life Investment Trust and WM
 Variable Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the Anchor Series Trust, the American Funds Insurance Series, the SunAmerica Series Trust, Lord
 Abbett Series Fund, Inc., Nations Separate Account Trust, Van Kampen Life
 Investment Trust or the WM Variable Trust. The underlying investment portfolio may be referred to as Underlying Funds.

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                                   HIGHLIGHTS
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The Polaris Platinum(II) Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. You may also elect to participate in the Polaris Rewards Program of the contract that can provide you with Payment Enhancements to invest in your contract. If you elect participation in this feature, your contract will be subject to a longer surrender charge schedule. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. If you elected to participate in the Polaris Rewards Program, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period. Please see PURCHASING A POLARIS PLATINUM(II) Variable Annuity in the prospectus.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, or nine complete years if you participate in the Polaris Rewards Program, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS PLATINUM(II) Variable Annuity and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.

AIG SUNAMERICA LIFE OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES AND EXPENSES. WE ALSO OFFER PRODUCTS THAT DO NOT OFFER THE POLARIS REWARDS FEATURE. PRODUCTS WITHOUT THE POLARIS REWARDS PROGRAM HAVE THE SAME MORTALITY AND EXPENSE RISK CHARGES AS THE SAME CONTRACT WITH THE POLARIS REWARDS PROGRAM. HOWEVER, CONTRACTS WITHOUT THE POLARIS REWARDS PROGRAM HAVE A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESEAND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

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                                   FEE TABLES
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(1)

If Polaris Rewards is elected...............................  9%
If Polaris Rewards is not elected...........................  7%

TRANSFER FEE..........  No charge for the first 15 transfers each contract year; thereafter, the fee is $25
                        ($10 in Pennsylvania and Texas) per
                        transfer

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE

     $35 ($30 in North Dakota) waived if contract value is $50,000 or more


SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED DAILY AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)

    Mortality and Expense Risk Fees.......................  1.37%
    Distribution Expense Fee..............................  0.15%
    Optional EstatePlus Fee(2)............................  0.25%
                                                            =====
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............  1.77%

  ADDITIONAL OPTIONAL FEATURE FEE

    You may elect one of the following optional features: Polaris Income Rewards or Capital Protector described below.


  OPTIONAL POLARIS INCOME REWARDS FEE

   TIME ELAPSED SINCE BENEFIT EFFECTIVE DATE              ANNUALIZED FEE(3)
   -----------------------------------------              -----------------
     Years 0-7..........................................        0.65%
     Years 8+...........................................        0.45%

  OPTIONAL CAPITAL PROTECTOR FEE

   CONTRACT YEAR                                          ANNUALIZED FEE(4)
   -------------                                          -----------------
     0-7................................................        0.60%
     8-10...............................................        0.20%
     11+................................................         none

FOOTNOTES TO THE FEE TABLES:

(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment) declines over 7 or 9 years as follows

YEARS:......................................................   1    2    3    4    5    6    7    8    9   10+
Non-Polaris Rewards.........................................  7%   6%   5%   4%   3%   2%   1%   0%   0%   0%
Polaris Rewards.............................................  9%   9%   8%   7%   6%   5%   4%   3%   2%   0%

(2) EstatePlus, an enhanced death benefit feature is optional. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.

(3) The Polaris Income Rewards feature is optional and if elected, the fee is generally calculated as a percentage of your Purchase Payments received in the first 90 days less proportionate withdrawals. The fee is deducted from your contract at the end of the first quarter following election and quarterly thereafter.

(4) The Capital Protector feature is optional and if elected, the fee is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since you purchased your contract. The fee is deducted from your contract value at the end of the first contract quarter and quarterly thereafter.

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIOS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

                               PORTFOLIO EXPENSES

         TOTAL ANNUAL UNDERLYING PORTFOLIO EXPENSES           MINIMUM   MAXIMUM
         ------------------------------------------           -------   -------
(expenses that are deducted from underlying portfolios of
the Trusts, including management fees, other expenses and
12b-1 fees, if applicable)..................................   0.59%     1.90%

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
                          IF YOU ELECT POLARIS REWARDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee, separate account annual expenses, fees for optional features and expenses of the underlying portfolios of the Trusts.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.77% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 1.90%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional EstatePlus (0.25%) and Polaris Income Rewards (0.65% for years 0-7 and 0.45% for years 8+) features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
$1,347   $2,150    $2,864     $4,540
-------------------------------------
-------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $345    $1,051    $1,779     $3,703
-------------------------------------
-------------------------------------

(3) If you do not surrender your contract and you elect the optional EstatePlus (0.25%) and Polaris Income Rewards (0.65% for years 0-7 and 0.45% for years 8+) features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $447    $1,350    $2,264     $4,540
-------------------------------------
-------------------------------------

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL CHARGES OF 1.52% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.59%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
$1,123   $1,490    $1,783     $2,543
-------------------------------------
-------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $214     $661     $1,134     $2,441
-------------------------------------
-------------------------------------

(3) If you do not surrender your contract and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $223     $690     $1,183     $2,543
-------------------------------------
-------------------------------------

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
                      IF YOU DO NOT ELECT POLARIS REWARDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee, separate account annual expenses, fees for optional features and expenses of the underlying portfolios of the Trusts.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.77% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 1.90%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional EstatePlus (0.25%) and Polaris Income Rewards (0.65% for years 0-7 and 0.45% for years 8+) features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
$1,138   $1,823    $2,520     $4,451
-------------------------------------
-------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $345    $1,051    $1,779     $3,703
-------------------------------------
-------------------------------------

(3) If you do not surrender your contract and you elect the optional EstatePlus (0.25%) and Polaris Income Rewards (0.65% for years 0-7 and 0.45% for years 8+) features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $438    $1,323    $2,220     $4,451
-------------------------------------
-------------------------------------

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL CHARGES OF 1.52% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.59%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $919    $1,176    $1,459     $2,493
-------------------------------------
-------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $214     $661     $1,134     $2,441
-------------------------------------
-------------------------------------

(3) If you do not surrender your contract and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $219     $676     $1,159     $2,493
-------------------------------------
-------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the portfolio company fees can be found in the accompanying Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume separate account expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.
3. Examples reflecting participation in the Polaris Rewards program reflect the Polaris Rewards surrender charge schedule, and a 2% upfront payment enhancement.

4. Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered. If you elected the Capital Protector program, your expenses would be lower than those shown in these tables. The fee for the Polaris Income Rewards, and Capital Protector features are not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.

5. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

   CONDENSED FINANCIAL INFORMATION APPEARS IN APPENDIX A OF THIS PROSPECTUS.

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                            THE POLARIS PLATINUM II
                                VARIABLE ANNUITY
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An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 7 years, or 9 years if you elect to participate in the Polaris Rewards Program. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

AIG SunAmerica Life issues the Polaris Platinum(II) Variable Annuity. When you purchase a Polaris Platinum(II) Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

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                        PURCHASING A POLARIS PLATINUM II
                                VARIABLE ANNUITY
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----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

We reserve the right to require company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by AIG SunAmerica Life and First SunAmerica Life Insurance Company an affiliate of AIG SunAmerica Life, to the same owner to exceed these limits may also be subject to company pre-approval. For any contracts subject to these dollar amount reservations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract. We reserve the right to change the amount at which pre-approval is required at any time.

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

In addition, we may not issue a contract to anyone age 86 or older on the contract issue date. You may not elect to participate in the Polaris Rewards Program or elect the EstatePlus benefit if you are age 81 or older at the time of contract issue. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefit.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. WE RESERVE THE RIGHT TO NOT RECOGNIZE ASSIGNMENTS IF IT CHANGES THE RISK PROFILE OF THE OWNER OF THE CONTRACT, AS DETERMINED IN OUR SOLE DISCRETION. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, we must receive your completed application and/or Purchase Payment allocation instructions and any other required paperwork at our Annuity Service Center. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you; or

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

POLARIS REWARDS PROGRAM

If you elect to participate in the Polaris Rewards program at contract issue, we contribute an Upfront Payment Enhancement and, if applicable, a Deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. SEE WITHDRAWAL CHARGES BELOW. These withdrawal charges may offset the value of any bonus, if you make an early withdrawal. SEE EXPENSES BELOW. You may not elect to participate in this program if you are age 81 or older at the time of contract issue. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below.

Purchase Payments may not be invested in the available Dollar Cost Averaging fixed accounts if you participate in the Polaris Rewards Program. However, you may use other available fixed account options as a Dollar Cost Averaging source account.

There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Polaris Rewards program may not perform as well as the contract without the feature.

     ENHANCEMENT LEVELS

     The Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date may be determined based on stated Enhancement Levels. Each Enhancement Level is a range of dollar amounts which may correspond to different enhancement rates and dates. Enhancement Levels may change from time to time, at our sole discretion. The Enhancement Level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your Enhancement Level by adding your contract value on the date we receive each subsequent Purchase Payment plus the amount of the subsequent Purchase Payment.

     UPFRONT PAYMENT ENHANCEMENT

     An Upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an Upfront Payment Enhancement amount as a percentage (the "Upfront Payment Enhancement Rate") of each Purchase Payment. The Upfront Payment Enhancement Rate will always be at least 2%. We periodically review and establish the Upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable Upfront Payment Enhancement Rate is that which is in effect for any applicable Enhancement Level, when we receive each Purchase Payment under your contract. The Upfront Payment Enhancement amounts are allocated among the fixed and variable investment options according to the current allocation instructions in effect when we receive each Purchase Payment.

     DEFERRED PAYMENT ENHANCEMENT

     A Deferred Payment Enhancement is an amount we may add to your contract on a stated future date (the "Deferred Payment Enhancement Date") as a percentage of Purchase Payments received. We refer to this percentage amount as the Deferred Payment Enhancement Rate. We periodically review and establish the Deferred Payment Enhancement Rates and Deferred Payment Enhancement Dates. The Deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by us, at any time. The Deferred Payment Enhancement Date, if applicable, may change at any time. The applicable Deferred Payment Enhancement Date and Deferred Payment Enhancement Rate are those which may be in effect for any applicable Enhancement Level, when we receive each Purchase Payment under your contract. Any applicable Deferred Payment Enhancement, when credited, is allocated to the Cash Management Variable Portfolio.

     If you withdraw any portion of a Purchase Payment, to which a Deferred Payment Enhancement applies, prior to the Deferred Payment Enhancement Date, we reduce the amount of the corresponding Deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of the Deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date applicable to all Purchase Payments currently are as follows:

----------------------------------------------------------------------
                        UPFRONT      DEFERRED           DEFERRED
                        PAYMENT       PAYMENT           PAYMENT
    ENHANCEMENT       ENHANCEMENT   ENHANCEMENT       ENHANCEMENT
       LEVEL             RATE          RATE               DATE
----------------------------------------------------------------------
 Under $40,000             2%            0%       N/A
----------------------------------------------------------------------
 $40,000 - $99,999         4%            0%       N/A
----------------------------------------------------------------------
 $100,000 - $499,999       4%            1%       Nine years from the
                                                  date we receive each
                                                  Purchase Payment.
----------------------------------------------------------------------
 $500,000 - more           5%            1%       Nine years from the
                                                  date we receive each
                                                  Purchase Payment.
----------------------------------------------------------------------

APPENDIX E shows how we calculate any applicable Deferred Payment Enhancement amount.

We will not allocate any applicable Deferred Payment Enhancement to your contract if any of the following circumstances occurs prior to the Deferred Payment Enhancement Date:

     - You surrender your contract;

     - A death benefit is paid on your contract;

     - You switch to the Income Phase of your contract; or

     - You fully withdraw the corresponding Purchase Payment.

See your financial representative for information on the current Enhancement Levels and Payment Enhancements rates.

     90 DAY WINDOW

     As of the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued ("Look Back Adjustment"). We will add any applicable Upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable Upfront and/or Deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable Upfront Look Back Adjustment according to your then-current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and if applicable, to the Cash Management Portfolio, for a Deferred Look Back Adjustment.

APPENDIX E BELOW PROVIDES AN EXAMPLE OF THE 90 DAY WINDOW PROVISION.

The Polaris Rewards Program may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative regarding the availability of this program.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS REWARDS PROGRAM (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment and Payment Enhancement, if applicable, by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE (CONTRACTS WITHOUT POLARIS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.2523 Accumulation Units for the Global Bond Portfolio.

     EXAMPLE (CONTRACTS WITH POLARIS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. If the Upfront Payment Enhancement is 2.00% of your Purchase Payment, we would add an Upfront Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request minus the Free Look Payment Enhancement Deduction, if applicable. The Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, we do not put your money in the Cash Management Portfolio during the free look period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract minus the Free Look Payment Enhancement Deduction, if applicable.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.
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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in shares of the following trusts: Anchor Series Trust, American Funds Insurance Series, Lord Abbett Series Fund, Inc., Nations Separate Account Trust, SunAmerica Series Trust, Van Kampen Life Investment Trust and the WM Variable Trust (the "Trusts"). Additional Trusts and/or Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts. Other Variable Portfolios may be available to you. Please refer to your contract for additional information.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by AIG SunAmerica Life, and other affiliated/unaffiliated insurance companies. Neither AIG SunAmerica Life nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. Each Trust's adviser monitors its Trust for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:

     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2

Capital Research and Management Company provides investment advice for the American Funds Insurance Series -- Class 2 shares ("AFIS") portfolios. American Funds Insurance Series contains investment portfolios in addition to those listed here that are not available for investment under this contract.

     ANCHOR SERIES TRUST -- CLASS 3

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust portfolios. Anchor Series Trust ("AST") contains investment portfolios in addition to those listed below which are not available for investment under this contract.

     LORD ABBETT SERIES FUND, INC. -- CLASS VC

Lord Abbett & Co. provides investment advice for the Lord Abbett Series Fund, Inc. portfolios. Lord Abbett Series Fund, Inc. ("LASF") contains investment portfolios in addition to those listed below that are not available for investment under this contract.

     NATIONS SEPARATE ACCOUNT TRUST

Various subadvisers provide investment advice for the Nations Separate Account Trust ("NSAT") portfolios. Nations Separate Account Trust has investment portfolios in addition to those listed below, which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST -- CLASS 3

Various subadvisers provide investment advice for the SunAmerica Series Trust portfolios. SunAmerica Series Trust ("SAST") contains investment portfolios in addition to those listed below which are not available for investment under this contract.

     VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II

Van Kampen Asset Management Inc. provides investment advice for the Van Kampen Life Investment Trust ("VKT"). Van Kampen Life Investment Trust has investment portfolios in addition to those listed here which are not available for investment under the contract.

     WM VARIABLE TRUST -- CLASS 2

WM Advisors, Inc. is the investment advisor to the WM Variable Trust ("WMT") portfolios. WMT has other investment portfolios in addition to those listed below which are not available for investment under the contract.

STOCKS:
     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
       - Aggressive Growth Portfolio                                        SAST
       - Blue Chip Growth Portfolio                                         SAST
       - "Dogs" of Wall Street Portfolio*                                   SAST
       - Growth Opportunities Portfolio                                     SAST
     MANAGED BY ALLIANCEBERNSTEIN
       - Small & Mid Cap Value Portfolio                                    SAST
     MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
       - Alliance Growth Portfolio                                          SAST
       - Global Equities Portfolio                                          SAST
       - Growth-Income Portfolio                                            SAST

     MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
       - Nations MidCap Growth Portfolio                                    NSAT
       - Nations Small Company Portfolio                                    NSAT
       - Nations Value Portfolio                                            NSAT

     MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
       - American Funds Global Growth Portfolio                             AFIS
       - American Funds Growth Portfolio                                    AFIS
       - American Funds Growth-Income Portfolio                             AFIS

     MANAGED BY DAVIS ADVISORS
       - Davis Venture Value Portfolio                                      SAST
       - Real Estate Portfolio                                              SAST
     MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY
       - Federated American Leaders Portfolio*                              SAST
     MANAGED BY LORD, ABBETT & CO.
       - Lord Abbett Series Fund Growth and Income Portfolio                LASF
     MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
       - Marsico Growth Portfolio                                           SAST
       - Nations Marsico 21st Century Portfolio                             NSAT
       - Nations Marsico Focused Equities Portfolio                         NSAT
       - Nations Marsico Growth Portfolio                                   NSAT
       - Nations Marsico International Opportunities Portfolio              NSAT
    MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
       - MFS Massachusetts Investors Trust Portfolio                        SAST
       - MFS Mid Cap Growth Portfolio                                       SAST
     MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC
       - Emerging Markets Portfolio                                         SAST
       - International Growth and Income Portfolio                          SAST
       - Putnam Growth: Voyager Portfolio                                   SAST
     MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
       - Foreign Value Portfolio                                            SAST
     MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT
       - International Diversified Equities Portfolio+                      SAST
       - Technology Portfolio+                                              SAST
       - Van Kampen LIT Comstock Portfolio, Class II Shares*                 VKT
       - Van Kampen LIT Emerging Growth Portfolio, Class II Shares           VKT
       - Van Kampen LIT Growth and Income Portfolio, Class II Shares         VKT
     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
       - Capital Appreciation Portfolio                                      AST
       - Growth Portfolio                                                    AST
       - Natural Resources Portfolio                                         AST

BALANCED:
     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
       - SunAmerica Balanced Portfolio                                      SAST
     MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
       - Nations Asset Allocation Portfolio                                 NSAT
     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
       - MFS Total Return Portfolio                                         SAST
     MANAGED BY WM ADVISORS, INC
       - Balanced Portfolio                                                  WMT
       - Conservative Growth Portfolio                                       WMT
       - Strategic Growth Portfolio                                          WMT

BONDS:
     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
       - High-Yield Bond Portfolio                                          SAST
     MANAGED BY FEDERATED INVESTMENT MANAGEMENT
       - Corporate Bond Portfolio                                           SAST
     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L
       - Global Bond Portfolio                                              SAST
     MANAGED BY MACKAY SHIELDS LLC
       - Nations High Yield Bond Portfolio                                  NSAT
     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
       - Government & Quality Bond Portfolio                                 AST

CASH:
     MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
       - Cash Management Portfolio                                          SAST

*"Dogs" of Wall Street is an equity fund seeking total return. Federated American Leaders is an equity fund seeking growth of capital and income. Van Kampen LIT Comstock is an equity fund seeking capital growth and income.

+ Morgan Stanley Investment Management, Inc., the subadviser for these portfolios, does business in certain instances using the name Van Kampen.

YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in our sole discretion and we reserve the right to change the FAGPs that we make available at any time, unless state law requires us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.

There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

- Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

- Current Rate: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

- Renewal Rate: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.

When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact us within 30 days after the end of the current interest guarantee period and instruct us as to where you would like the money invested. We do not contact you. If we do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.

All FAGPs may not be available in all states. At anytime that we are crediting the guaranteed minimum interest rate specified in your contract to the fixed accounts, we reserve the right to restrict transfers and Purchase Payments into the FAGPs. If you do not elect to participate in the Polaris Rewards program, we may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING PROGRAM below for more details.

     DOLLAR COST AVERAGING FIXED ACCOUNTS

If you do not elect the Polaris Rewards program, you may invest initial and/or subsequent Purchase Payments in the DCA fixed accounts ("DCAFA"), if available. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in our sole discretion and we reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING PROGRAM below for more information.

ASSET ALLOCATION PROGRAM

     PROGRAM DESCRIPTION

The asset allocation program is offered to help you diversify your investment across various asset classes.

Each of the models is comprised of a carefully selected combination of Variable Portfolios with allocation amongst the various asset classes based on historical asset class performance to meet stated investment time horizons and risk tolerances.

     ENROLLING IN THE PROGRAM

You may enroll in the program by selecting the model as well as any program options on the product application form. If you already own a policy, you must complete and submit a program election form. You and your financial representative determine the model most appropriate for you. You may discontinue investment in the program at any time with a written request, telephone or internet instructions, subject to our rules.

You may also choose to invest gradually into a model through the dollar cost averaging program. You may only invest in one model at a time. You may invest in investment options outside your selected model but only in those Variable Portfolios that are not utilized in the model you selected. A transfer into or out of one of the Variable Portfolios in your model, outside of the specifications in the model will effectively terminate your participation in the program.

There is no fee for participating in this program.

     WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected model unless otherwise instructed by you. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the model, your investment may no longer be consistent with the model's intended objectives.

Withdrawals may be subject to a withdrawal charge. Withdrawals may be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

     KEEPING YOUR PROGRAM ON TARGET

          REBALANCING

You can elect to have your contract rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those Variable Portfolios within each model will be rebalanced. An investment not included in the model can not be rebalanced.

          ANNUAL RE-EVALUATION

Each year, on or about March 31, the allocations in every model are re-evaluated and updated to assure that the investment objectives remain consistent. The percentage allocations within each model may change and investment options may be added to or deleted from a model as a result of the annual re-evaluation. We will automatically rebalance your investment according to the re-evaluated allocations each year on or about March 31. If you choose not to participate in the re-evaluation part of this program, you must contact the Annuity Service Center. Some broker-dealers require that you consent to the re-evaluation each year and will not allow us to automatically rebalance your contract in accordance with the re-evaluated models. Please check wit your financial representative to determine the protocol for his/her firm.

     IMPORTANT INFORMATION

Using an asset allocation methodology does not guarantee greater or more consistent returns. Historical market and asset class performance may differ in the future from the historical performance upon which the models are built. Also, allocation to a single asset class may outperform a model, so that you could have been better off in an investment option or options representing a single asset class than in a model. However, such a strategy involves a greater degree of risk because of the concentration of like securities in a single asset class.

The models represent suggested allocations which are provided as general guidance. You should work with your financial representative to assist you in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk comfort level. Information concerning the specific models can be obtained from your financial representative. There is no fee to participate in the Asset Allocation program.

WE HAVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ASSET ALLOCATION PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available fixed account options by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received in good order by us if the request is processed before the close of the New York Stock Exchange ("NYSE"), usually at 1:00 p.m. Pacific Time. If the transfer request is processed after the NYSE closes, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.


  TRANSFER POLICIES


This product is not designed for contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading"). Such Short-Term Trading may create risks that may result in adverse effects on investment return of an underlying fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an underlying fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the underlying fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries. We have adopted administrative procedures to discourage Short-Term Trading.


We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 ($10 in Pennsylvania and Texas) for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer request in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary. We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. For purposes of determining the number of transfers for the U.S. Mail requirement, contracts subject to certain asset allocation services will be calculated on a calendar year instead of a contract year. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers for the U.S. Mail requirement. We try to ensure that the U.S. Mail Policy is uniformly and consistently applied to all contract owners. However, as discussed below, our ability to detect and deter Short-Term Trading may be limited. Therefore, Short-Term Trading may occur and the Variable Portfolios may be negatively impacted.


In connection with our efforts to deter Short-Term Trading, we may become aware of trading activity that appears detrimental to the Variable Portfolios. If we determine that your transfer patterns among the Variable Portfolios and/or available fixed accounts reflect what we consider to be Short-Term Trading, we may require you to adhere to our U.S. Mail policy described above prior to reaching the specified number of transfers within the defined period for a period that we determine. To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the U.S. Mail Policy, we also reserve the right to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods, pass through to you redemption fees imposed by the underlying funds and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a financial representative acting for you and not to accept preauthorized transfer forms. We try to ensure that the restrictions and policies applicable to Short-Term Trading are uniformly and consistently applied to all contract owners. However, as discussed below, our ability to detect and deter Short-Term Trading may be limited. Therefore, Short-Term Trading may occur and the Variable Portfolios may be negatively impacted.



Some of the factors we may consider when determining whether to accelerate the U.S. Mail policy, reject or impose other conditions on transfer privileges include:


     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.


Notwithstanding the administrative procedures above, there may be limitations on the effectiveness of these procedures. Our ability to detect and deter Short-Term Trading may be limited by operational systems and technological limitations. Despite our efforts, we cannot guarantee that we will detect all Short-Term Trading. To the extent that we are unable to detect and deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the underlying fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We try to ensure that the restrictions and policies applicable to Short-Term Trading are uniformly and consistently applied to all contract owners. However, as discussed above, our ability to detect and deter Short-Term Trading may be limited. Therefore, Short-Term Trading may occur and the Variable Portfolios may be negatively impacted. We do not enter into agreements with contract owners whereby we permit Short-Term Trading in exchange for other investments in our products.



As stated above, we try to ensure that the Short-Term Trading restrictions and policies apply uniformly and consistently to all contract owners with the exception of transfers that occur through omnibus group contracts. Omnibus group contracts may invest in the same underlying funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.



WE RESERVE THE RIGHT TO MODIFY THE ABOVE PROVISIONS AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


For information regarding transfers during the Income Phase, see INCOME OPTIONS below.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio (source account) to any other Variable Portfolio (target account). If available, you may systematically transfer interest earned on available FAGPs into any of the Variable Portfolios on certain periodic schedules opened by us. Systematic transfers maybe started, changed or terminated at any time by calling our Annuity Service Center.

The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed account options are not available as target account for the DCA program. There is no fee for participating in the DCA program.

We may also offer DCAFAs exclusively to facilitate this program for a specified period. If you elected to participate in the Polaris Rewards Program, DCAFAs are not available under your contract. The DCAFAs only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payments into a DCAFA, we transfer all your money allocated to that account into the Variable Portfolios over the selected time period at an offered frequency of your choosing. You cannot change the frequency once selected.

You may terminate the DCA program at any time. If you terminate your DCA program with money remaining in the DCAFAs, we will transfer the remaining money according to your instructions or to your current allocation on file. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six months. You set up dollar cost averaging and purchase Accumulation Units at the following values:

 ---------------------------------------------
                  ACCUMULATION       UNITS
     MONTH            UNIT         PURCHASED
 ---------------------------------------------
       1             $ 7.50           100
       2             $ 5.00           150
       3             $10.00            75
       4             $ 7.50           100
       5             $ 5.00           150
       6             $ 7.50           100
 ---------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

AUTOMATIC ASSET REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. There is no fee for participating in the Asset Rebalancing program.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

RETURN PLUS PROGRAM

The Return Plus Program, available if we are offering FAGPs, allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice. There is no fee for participating in the Return Plus Program.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

AIG SunAmerica Life is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.
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                              ACCESS TO YOUR MONEY
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.

Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal. If you withdraw your entire contract value, we also deduct applicable premium taxes and a contract maintenance fee. SEE EXPENSES BELOW.

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. HOWEVER, UPON A FUTURE FULL SURRENDER OF YOUR CONTRACT ANY PREVIOUS FREE WITHDRAWALS WOULD BE SUBJECT TO A SURRENDER CHARGE, IF ANY IS APPLICABLE AT THE TIME OF THE FULL SURRENDER (EXCEPT IN THE STATE OF WASHINGTON). Additionally, if you participate in the Polaris Rewards Program you will not receive your Deferred Payment Enhancement if you fully withdraw a Purchase Payment or your contract value prior to the corresponding Deferred Payment Enhancement Date. SEE POLARIS REWARDS PROGRAM ABOVE.

Purchase Payments, above and beyond the amount of your free withdrawal amount, that are withdrawn prior to the end of the seventh or ninth year if you elect to participate in the Polaris Rewards Program will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. SEE EXPENSES BELOW. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms. These are penalty free earnings and the total invested amount.

The penalty-free earnings portion of your contract is simply your account value less your total invested amount. The total invested amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your total invested amount are as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the part of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal, and

     - Any prior withdrawals (including withdrawal charges on those withdrawals) of the total invested amount on which you already paid a surrender penalty.

When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can access your Purchase Payments which are no longer subject to a withdrawal charge before those Purchase Payments which are still subject to the withdrawal charge.

During the first year after we issue your contract your free withdrawal amount is the greater of (1) your penalty-free earnings; and (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount. If you are a Washington resident, you may withdraw during the first contract year, the greater of (1); (2); or (3) interest earnings from the amounts allocated to the fixed account options, not previously withdrawn.

After the first contract year, you can take out the greater of the following amounts each year (1) your penalty-free earnings and any portion of your total invested amount no longer subject to withdrawal charge or (2) 10% of the portion of your total invested amount that has been in your contract for at least one year. If you are a Washington resident, your maximum free withdrawal amount, after the first contract year, is the greater of (1); (2); or (3) interest earnings from amounts allocated to the fixed account options, not previously withdrawn.

Although we do not assess a withdrawal charge when you take a 10% penalty-free withdrawal, we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement.

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior Free Withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments, and no Polaris Rewards election. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation,

A-(B x C)=D, where:
A=Your contract value at the time of your request for surrender ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
  ($100,000)
C=The withdrawal charge percentage applicable to the age of each Purchase
  Payment (3%)[B x C=$3,000]
D=Your full surrender value ($87,000)

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option(s) in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $100. If you are an Oregon resident, the minimum withdrawal amount is $250 per withdrawal or an amount equal to your free withdrawal amount, as described above. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge and/or market value adjustment on certain withdrawals prior to the Annuity Date (not available in Texas). The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. Your contract prohibits use of this waiver during the first 90 days after you purchase your contract. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60 day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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                            OPTIONAL LIVING BENEFITS
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YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW. THESE FEATURES ARE DESIGNED TO PROTECT

A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. A FEE WILL NOT BE ASSESSED FOR THE FEATURE DESCRIBED BELOW UPON SURRENDER. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.

POLARIS INCOME REWARDS FEATURE

What is Polaris Income Rewards?

Polaris Income Rewards is an optional feature available only on contracts issued on or after May 3, 2004 and subject to state availability. If you elect this feature, for which you will be charged an annualized fee, you are guaranteed to receive withdrawals over a minimum number of years that in total equals at least the initial Purchase Payment adjusted for withdrawals, even if the contract value falls to zero. Polaris Income Rewards may offer protection in the event your contract value declines due to unfavorable investment performance.

How can I elect the feature?

You may elect the feature only at the time of contract issue and must choose either Option 1 or Option 2. The date you elect the feature (which is also the contract issue date) is your BENEFIT EFFECTIVE DATE. The earliest you may begin taking withdrawals under the benefit after a specified waiting period is the BENEFIT AVAILABILITY DATE. You cannot elect the feature if you are age 81 or older on the Benefit Effective Date. Generally, once you elect the feature, it cannot be canceled. The Polaris Income Rewards has rules and restrictions that are discussed more fully below. Polaris Income Rewards cannot be elected if you elect the Capital Protector feature. See Capital Protector below. Polaris Income Rewards may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.


How is the benefit calculated?

There are several components that comprise the integral aspects of this benefit. In order to determine the benefit's value at any point in time, we calculate each of the components as described below. We calculate Eligible Purchase Payments, Withdrawal Benefit Base, Step-Up Amount and Stepped-Up Benefit Base.

First, we determine the ELIGIBLE PURCHASE PAYMENTS according to the table below.

-----------------------------------------------------------------
  TIME ELAPSED SINCE
BENEFIT EFFECTIVE DATE   PERCENTAGE OF ELIGIBLE PURCHASE PAYMENTS
-----------------------------------------------------------------
 0-90 Days               100%
-----------------------------------------------------------------
 91 Days +               0%
-----------------------------------------------------------------

Second, we determine the WITHDRAWAL BENEFIT BASE ("WBB"). The WBB is used to calculate the amount of total guaranteed withdrawals and the annual maximum withdrawal amount available under the benefit. On the Benefit Availability Date, the WBB equals the sum of all Eligible Purchase Payments, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The WBB does not include any payment enhancements that are offered in association with the Polaris Rewards Program.

Third, we determine a STEP UP AMOUNT which is calculated as a specified percentage of the WBB on the Benefit Availability Date. For contracts issued on or after May 19, 2004, you will not receive a Step-Up Amount if you take any withdrawals prior to the Benefit Availability Date. The Step-Up Amount is not a considered a Purchase Payment and cannot be used in calculating any other benefits, such as the death benefit, contract values or annuitization value.

Fourth, we determine the STEPPED-UP BENEFIT BASE ("SBB") which is the total amount available for withdrawal under the benefit and is used to calculate the minimum time period over which you may take withdrawals under the benefit. The SBB equals the WBB plus the Step-Up Amount.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA") which is a stated percentage of the WBB.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD ("MWP") which is the minimum period at any point in time over which you may take withdrawals under the benefit. The MWP is calculated by dividing the SBB by the MAWA.

The table below is a summary of the two Polaris Income Rewards options we are offering as applicable on the Benefit Availability Date:

-------------------------------------------------------------------
                                                           MWP (IF
                                                            MAWA
                 BENEFIT                                    TAKEN
              AVAILABILITY       STEP-UP        MAWA        EACH
                  DATE            AMOUNT     PERCENTAGE     YEAR)
-------------------------------------------------------------------
 Option 1  3 years following    10% of WBB   10% of WBB   11 years
           Benefit Effective
           Date
-------------------------------------------------------------------
 Option 2  5 Years following    20% of WBB   10% of WBB   12 years
           Benefit Effective
           Date
-------------------------------------------------------------------

     Example 1:

     Assume you elect Polaris Income Rewards option 2 and you invest a single Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your WBB is $100,000 on the Benefit Availability Date. Your SBB equals WBB plus the Step-Up Amount ($100,000 + (20% X $100,000) = $120,000). Your MAWA as of the Benefit Availability Date is 10% of your WBB ($100,000 X 10% = $10,000). The MWP is equal to the SBB divided by the MAWA which is 12 years ($120,000/$10,000). Therefore, you may take $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years on or after the Benefit Availability Date.

What is the fee for Polaris Income Rewards?

The annualized Polaris Income Rewards fee will be assessed and deducted quarterly from your contract value, starting on the first quarter following the Benefit Effective Date and ending upon the termination of the benefit. If your contract value falls to zero before the benefit has been terminated, the fee will no longer be assessed.

------------------------------------------------------------
 TIME ELAPSED SINCE THE
 BENEFIT EFFECTIVE DATE             ANNUALIZED FEE
------------------------------------------------------------
 0-7 years                 0.65% of WBB
------------------------------------------------------------
 8+ years                  0.45% of WBB
------------------------------------------------------------

What is the effect of withdrawals on Polaris Income Rewards?

The benefit amount, MAWA and MWP may change over time as a result of withdrawal activity. Withdrawals equal to or less than the MAWA generally reduce the benefit by the amount of the withdrawal. Withdrawals in excess of the MAWA may reduce the benefit based on the relative size of the withdrawal in relation to the contract value at the time of the withdrawal. This means if investment performance is down and contract value is depleted, withdrawals greater than the MAWA will result in a greater reduction of the benefit. We further explain the impact of withdrawals and the effect on each component of Polaris Income Rewards through the calculations below:

     CONTRACT VALUE: Any withdrawal reduces the contract value by the amount of the withdrawal.

     WBB: Withdrawals prior to the Benefit Availability Date reduce the WBB in the same proportion that the contract value was reduced at the time of the withdrawal.

     Withdrawals after the Benefit Availability Date will not reduce the WBB until the sum of withdrawals exceeds the Step-Up amount. Thereafter, any withdrawal or portion thereof that exceeds the Step-Up Amount will reduce the WBB as follows: If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the MAWA, the WBB will be reduced by the amount of the withdrawal. If the withdrawal causes total withdrawals in the Benefit Year to exceed the MAWA, the WBB is reduced to the lesser of (a) or
     (b), where:

          a. is the WBB immediately prior to the withdrawal minus the amount of the withdrawal, or;

          b. is the WBB immediately prior to the withdrawal minus the portion of the withdrawal that makes total withdrawals in that Benefit Year equal to the current MAWA, and further reduced proportionately by the same amount by which the contract value is reduced by the remaining portion of the withdrawal.

     SBB: Since withdrawals prior to the Benefit Availability Date reduce the WBB proportionately, the SBB will likewise be reduced proportionately during that period of time.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the MAWA will reduce the SBB by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the MAWA (in that Benefit Year) reduces the SBB to the lesser of (a) or (b), where:

          a. is the SBB immediately prior to the withdrawal minus the amount of the withdrawal, or;

          b. is the SBB immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals in that Benefit Year equal to the current MAWA, and further reduced proportionately by the same amount by which the contract value is reduced by the remaining portion of the withdrawal.

     MAWA: If the sum of withdrawals in a Benefit Year does not exceed the MAWA for that Benefit Year, the MAWA does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the MAWA, the MAWA will be recalculated at the start of the next Benefit Year. The new MAWA will equal the SBB on that Benefit Year anniversary divided by the MWP on that Benefit Year Anniversary. The new MAWA may be lower than your previous MAWAs.

     MWP: After each withdrawal a new MWP is calculated. If total withdrawals in a Benefit Year are less than or equal to MAWA the new MWP equals the SBB after the withdrawal divided by the current MAWA.

     During any Benefit Year in which the sum of withdrawals exceeds the MAWA, the new MWP equals the MWP calculated at the end of the prior Benefit Year reduced by one year.

     Example 2 - Impact of Withdrawals prior to the Benefit Availability Date:

     Assume you elect Polaris Income Rewards option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date. Immediately following the withdrawal, your WBB is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your

     WBB by the percentage by which the contract value was reduced by the withdrawal ($100,000 -- (10% X 100,000) = $90,000). Your SBB on the Benefit
     Availability Date is your WBB plus a Step-Up Amount calculated as 20% of your WBB (20% X $90,000 = $18,000). The SBB equals $108,000. Your MAWA is 10% of the WBB on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 12 years ($108,000/$9,000 = 12).

     Example 3 - Impact of Withdrawals less than or equal to MAWA after the
                 Benefit Availability Date:

     Assume you elect Polaris Income Rewards option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date. Because the withdrawal is less than or equal to your MAWA ($10,000), your SBB ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new SBB equals $112,500. Your MAWA remains $10,000. Your new MWP following the withdrawal is equal to the new SBB divided by your current MAWA, ($112,500/$10,000). Therefore, you may take withdrawals of up to $10,000 over a minimum of 11 years and 3 months.

     Example 4 - Impact of Withdrawals in excess of MAWA after the Benefit
                 Availability Date:

     Assume you elect Polaris Income Rewards option 2 and you invest a single Purchase Payment of $100,000. Your WBB is $100,000 and your SBB is $120,000. You make a withdrawal of $15,000 during the first year after the Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal. Because the withdrawal is greater than your MAWA ($10,000), we recalculate your SBB ($120,000) by taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the SBB ($120,000 -- $15,000 = $105,000). For the second calculation, we deduct the amount of the MAWA from the SBB
     ($120,000 -- $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal. ($125,000/$5,000 = 4%). Finally we reduce $110,000 by that proportion (4%) which equals $105,600. Your SBB is the lesser of these two calculations or $105,000. The MWP following the withdrawal is equal to the MWP at the end of the prior year (12 years) reduced by one year (11 years). Your MAWA is your SBB divided by your MWP ($105,000/11) which equals $9,545.45.

What happens if my contract value is reduced to zero?

     If the contract value is zero but the SBB is greater than zero, a benefit remains payable under Polaris Income Rewards feature. While a benefit is payable under Polaris Income Rewards until the SBB is reduced to zero, the contract is terminated when the contract value equals zero. At such time, except for Polaris Income Rewards, all benefits of the contract are terminated. In that event, you may not make subsequent Purchase Payments. Therefore, under adverse market conditions, withdrawals under the benefit may reduce the contract value to zero, thereby eliminating any death benefit or future income payments.

To receive your remaining Polaris Income Rewards benefit, you may select one of the following options:

     a. lump sum distribution of the present value of the total remaining guaranteed withdrawals; or

     b. the current MAWA, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the SBB equals zero; or

     c. any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining benefit will be paid as the current MAWA on a quarterly basis.

What happens to Polaris Income Rewards upon a spousal continuation?

A spousal beneficiary of the original owner may elect to continue or cancel Polaris Income Rewards and its accompanying fee. The Benefit Effective Date, Benefit Availability Date, WBB, SBB and any other corresponding component of the feature will not change as a result of a spousal continuation. A Continuation Contribution is not considered an Eligible Purchase Payment for purposes of determining the benefit. See SPOUSAL CONTINUATION below.

Can my non-spousal beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the SBB is greater than zero when the original owner dies, a non-spousal beneficiary may elect to continue receiving any remaining withdrawals under the benefit. The Benefit Effective Date, Benefit Availability Date, WBB, SBB and any other corresponding component of the feature will not change. If a contract value remains, the fee for the benefit will continue to be assessed. Electing to receive the remaining withdrawals will terminate any death benefit payable to the non-spousal beneficiary.

Can Polaris Income Rewards be canceled?

Once you elect the feature, you may not cancel it. The feature automatically terminates upon the occurrence of one of the following:

     1. SBB is equal to zero; or

     2. Annuitization of the contract; or

     3. Full Surrender of the contract; or

     4. Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

We reserve the right to terminate the feature if withdrawals in excess of MAWA in any Benefit year reduce the SBB by 50% or more.

Important Information

The Polaris Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract nor does it guarantee any investment gains. This feature also does not guarantee lifetime income payments. If you plan to make subsequent Purchase Payments over the life of your contract, which are not considered Eligible Purchase Payments under the feature, Polaris Income Rewards does not guarantee a withdrawal of a majority of those payments. You may never need to rely on Polaris Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

Withdrawals under the benefit are treated like any other withdrawal for the purpose of reducing the contract value, free withdrawal amounts and any other benefits under the contract.

If you need to or are required to take minimum required distributions ("MRD") under the Internal Revenue Code ("IRC") from this contract prior to the Benefit Availability Date, you should know that withdrawals may negatively impact the value of Polaris Income Rewards. Any withdrawals taken under this benefit or under the contract, may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances.

The Polaris Income Rewards cannot be elected if you elect the Capital Protector feature. We reserve the right to limit the maximum WBB to $1 million.

Polaris Income Rewards may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative.

For prospectively issued contracts, we reserve the right to limit the investment options available under the contract if you elect Polaris Income Rewards. We reserve the right to modify, suspend or terminate Polaris Income Rewards (in its entirety or any component) at any time for prospectively issued contracts.

CAPITAL PROTECTOR FEATURE

What is Capital Protector?

The Capital Protector is an optional feature of your variable annuity. If you elect this feature, for which you will be charged an annualized fee, at the end of applicable waiting period your contract will be worth at least the amount of your initial Purchase Payment (less adjustments for withdrawals). The Capital Protector may offer protection in the event that your contract value declines due to unfavorable investment performance in your contract.

If you elect the Capital Protector, at the end of the applicable waiting period we will evaluate your contract to determine if a Capital Protector benefit is payable to you. The applicable waiting period is ten full contract years from your contract issue date. The last day in the waiting period is your benefit date, the date on which we will calculate any Capital Protector benefit payable to you.

How can I elect the feature?

You may only elect this feature at the time your contract is issued, so long as the applicable waiting period prior to receiving the benefit ends before your latest Annuity Date. You can elect this feature on your contract application. The effective date for this feature will be your contract issue date. Capital Protector is not available if you elect Polaris Income Reward. SEE POLARIS INCOME REWARDS ABOVE.

The Capital Protector feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

Can Capital Protector be Cancelled?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the end of the waiting period. The feature terminates automatically following the end of the waiting period. In addition, the Capital Protector will no longer be available and no benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the waiting period.

How is the benefit calculated?

The Capital Protector is a one-time adjustment to your contract value in the event that your contract value at the end of the waiting period is less than the guaranteed amount. The amount of the benefit payable to you, if any, at the end of the waiting period will be based upon the amount of your initial Purchase Payment and may also include certain portions of subsequent Purchase Payments contributed to your contract over specified periods of time, as follows:

                                         PERCENTAGE OF PURCHASE PAYMENTS
TIME ELAPSED SINCE                               INCLUDED IN THE
EFFECTIVE DATE                        CAPITAL PROTECTOR BENEFIT CALCULATION
------------------                    -------------------------------------
 0-90 days                                                100%
 91+ days                                                   0%

The Capital Protector benefit calculation is equal to your Capital Protector Base, as defined below, minus your Contract Value on the benefit date. If the resulting amount is positive, you will receive a benefit under the feature. If the resulting amount is negative, you will not receive a benefit. Your Capital Protector Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the effective date multiplied by the applicable percentages in the table above, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the effective date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Payment Enhancements under the Polaris Rewards feature are not considered Purchase Payments and are not used in the calculation of the Capital Protector Base.

We will allocate any benefit amount contributed to the contract value on the benefit date to the Cash Management portfolio. Any Capital Protector benefit paid is not considered a Purchase Payment for purposes of calculating other benefits. Benefits based on earnings, such as EstatePlus, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

What is the Fee for Capital Protector?

Capital Protector is an optional feature. If elected, you will incur an additional charge for this feature. The annualized charge will be deducted from your contract value on a quarterly basis throughout the waiting period, beginning at the end of the first contract quarter following the effective date of the feature and up to and including on the benefit date. The full quarterly charge will be deducted at the time of annuitization prior to the end of the waiting period, even though no Capital Protector benefit is payable. Once the feature is terminated, as discussed above, the charge will no longer be deducted.

CONTRACT YEAR                                            ANNUALIZED FEE *
-------------                                            ----------------
 0-7                                                           0.60%
 8-10                                                          0.20%
 11+                                                            none

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

What Happens to Capital Protector upon a Spousal Continuation?

If your qualified spouse chooses to continue this contract upon your death, this benefit cannot be terminated. The effective date, the waiting period and the corresponding benefit payment date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.

Important Information

The Capital Protector feature may not guarantee a return of all of your Purchase Payments. If you plan to add subsequent Purchase Payments over the life of your contract, you should know that the Capital Protector would not protect the majority of those payments.

Since the Capital Protector feature may not guarantee a return of all Purchase Payments at the end of the waiting period, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Capital Protector benefit. For example, if near the end of the waiting period your Capital Protector Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your Contract Value to be larger than your Capital Protector Base on your benefit date, you will not receive any benefit even though you have paid for the Capital Protector feature throughout the waiting period. You should discuss subsequent Purchase Payments with your financial representative as such activity may reduce the value of this Capital Protector benefit.

We reserve the right to modify, suspend or terminate the capital protector feature (in its entirety or any component) at any time for prospectively issued contracts.

----------------------------------------------------------------
----------------------------------------------------------------
                                 DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefit options described below. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We will not pay a Deferred Payment Enhancement on a Purchase Payment if you die before the corresponding Deferred Payment Enhancement Date. SEE POLARIS REWARDS PROGRAM ABOVE.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1.  a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4.  any other proof satisfactory to us.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

     DEFINED TERMS

The term Net Purchase Payment is used frequently in explaining these death benefit options. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

IF YOU PURCHASED YOUR CONTRACT ON OR ABOUT JUNE 1, 2004, SUBJECT TO STATE AVAILABILITY, THE FOLLOWING DEATH BENEFIT PROVISIONS APPLY:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

     1.  Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death plus Net Purchase Payments received after the 75th birthday but prior to the 86th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus Net Purchase Payments received between the seventh contract anniversary but prior to the 86th birthday.

The Purchase Payment accumulation option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1.  Contract value; or

     2.  Net Purchase Payments received prior to your 86th birthday; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary plus any Net Purchase Payments since that anniversary but prior to your 86th birthday; and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1.  Contract value; or

     2.  The lesser of:

          a.  Net Purchase Payments received prior to your 86th birthday; or

          b.  125% of Contract Value.

If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or

First SunAmerica Life Insurance Company to the same owner are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

IF YOU PURCHASED YOUR CONTRACT BETWEEN OCTOBER 24, 2001 AND MAY 31, 2004, THE FOLLOWING DEATH BENEFIT PROVISIONS APPLY:

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of the Gross Withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each Gross Withdrawal recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION
The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The death benefit options on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.

ESTATEPLUS

The EstatePlus benefit if elected may increase the death benefit amount. If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Amount"), to the death benefit payable. The contract year of your death will determine the EstatePlus percentage and the Maximum EstatePlus percentage.

The table below provides the details if you are age 69 or younger at the time we issue your contract:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE         ESTATEPLUS AMOUNT
-------------------------------------------------------------
 Years 0 - 4       25% of Earnings      40% of Net Purchase
                                        Payments
-------------------------------------------------------------
 Years 5 - 9       40% of Earnings      65% of Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of Earnings      75% of Net Purchase
                                        Payments*
-------------------------------------------------------------

If you are between your 70th and 81st birthdays at the time we issue your contract the table below shows the available EstatePlus benefit:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE         ESTATEPLUS AMOUNT
-------------------------------------------------------------
 All Contract      25% of Earnings      40% of Net Purchase
   Years                                Payments*
-------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Amount calculations.

We may offer different levels of this benefit based on the number of years you hold your contract and/or your age at the time of issue.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a 0.25% fee for EstatePlus. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

EstatePlus is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The EstatePlus benefit is not payable after the Latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the Latest Annuity Date. SEE INCOME OPTIONS BELOW.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. See your financial representative for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios or MVA fixed accounts, they will be subject to investment risk as was the original owner.

Upon a spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix C. SEE APPENDIX C BELOW FOR FURTHER EXPLANATION OF THE DEATH BENEFIT CALCULATIONS FOLLOWING A SPOUSAL CONTINUATION.

Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the latest Annuity Date, no EstatePlus benefit will be payable. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX C BELOW FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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                                    EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT CHARGES

The Company deducts a mortality and expense risk charge in the amount of 1.52%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.


Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The separate account charges are expected to result in a profit. Profit may be used for any legitimate cost or expense including distribution, depending upon market conditions.

OTHER REVENUE

We may receive compensation of up to 0.40% from the investment advisers of certain of the underlying investments of the Trust for services related to the availability of those underlying investments in the Contract.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ABOVE. If you take money out in excess of the free withdrawal amount, you may incur a withdrawal charge. You may also incur a withdrawal charge upon a full surrender.

We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years, or 9 years if you elected to participate in the Polaris Rewards Program, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract. The two withdrawal charge schedules are as follows:

WITHDRAWAL CHARGE WITHOUT THE POLARIS REWARDS PROGRAM (SCHEDULE A)

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      YEAR           1        2        3        4        5        6        7        8+
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 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
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WITHDRAWAL CHARGE WITH THE POLARIS REWARDS PROGRAM (SCHEDULE B)

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      YEAR           1        2        3        4        5        6        7        8        9       10+
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 WITHDRAWAL
 CHARGE              9%       9%       8%       7%       6%       5%       4%       3%       2%       0%
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When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.
These higher potential withdrawal charges may compensate us for the expenses associated with the Polaris Rewards Program.

The Polaris Rewards feature of this contract is designed to reward long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract. However, neither the mortality and expense fees, distribution expenses, contract maintenance fee nor the investment management fees are higher on the Polaris Rewards version, than the contract without an election of the bonus feature.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We will not assess a withdrawal charge when you switch to the Income Phase, except when you elect to receive income payments using the Income Protector feature. If you elect to receive income payments using the Income Protector feature, we assess the entire withdrawal charge applicable to Purchase Payments remaining in your contract when calculating your income benefit base. SEE INCOME OPTIONS BELOW.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

INVESTMENT CHARGES

  INVESTMENT MANAGEMENT FEES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. The Fee Tables illustrate these charges and expenses. For more detailed information on these investment charges, refer to the accompanying prospectuses for the Trusts.

  12b-1 FEES

Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For AIG SunAmerica Series Trust ("SAST"), under the distribution plan which is applicable to all classes of shares, recaptured brokerage commissions will be used to make payments to SunAmerica Capital Services, Inc., the SAST's Distributor, to pay for various distribution activities on behalf of the SAST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.

In addition, the 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust, Class 2 shares of the American Funds Insurance Series and Class 3 of the Anchor Series Trust and SunAmerica Series Trust is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Investment Charges, refer to the prospectuses for the underlying portfolios.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We deduct the $35 contract maintenance fee ($30 in North Dakota) from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.


If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE

Generally, we currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ABOVE.

OPTIONAL POLARIS INCOME REWARDS FEE

The annualized Polaris Income Rewards fee is calculated as a percentage of your Withdrawal Benefits Base. The fee will be assessed and deducted periodically from your contract value, starting on the first quarter following the Benefit Effective Date and ending upon the termination of the benefit. If your contract falls to zero before the benefit has been terminated, the fee will no longer be assessed.


TIME ELAPSED SINCE BENEFIT EFFECTIVE DATE                    ANNUALIZED FEE
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 0-7                                                             0.65%
 8+                                                              0.45%


OPTIONAL CAPITAL PROTECTOR FEE

CONTRACT YEAR                                           ANNUALIZED CHARGE *
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 0-7                                                           0.60%
 8-10                                                          0.20%
 11+                                                            none

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

OPTIONAL ESTATEPLUS FEE

We charge 0.25% for the EstatePlus feature. On a daily basis we deduct this charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract ranging from 0% to 3.5%. We deduct from your contract these premium tax charges from your contract where applicable. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

AIG SunAmerica Life may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.
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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

If you switch to the Income Phase prior to a Deferred Payment Enhancement Date, we will not allocate the corresponding Deferred Payment Enhancement to your contract. SEE POLARIS REWARDS PROGRAM ABOVE.

Income payments must begin on or before the Latest Annuity Date, which is your 95th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

Currently, this Contract offers five income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, we pay according to Option 3 for a period of 10 years.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

For information regarding Income Options using the Income Protector feature, please see below. Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, AIG SunAmerica Life guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and in most states if a Non-qualified contract, your gender; and

     - the value of your contract in the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. See also ACCESS TO YOUR MONEY above for a discussion of when payments from a Variable Portfolio may be suspended or postponed.
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                                      TAXES
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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS -- NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS -- QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you separate from service from the employer sponsoring the plan. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.
GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

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                                   PERFORMANCE
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We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the subaccount was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

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                                OTHER INFORMATION
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AIG SUNAMERICA LIFE

AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.

AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Corp., and the AIG Advisors Group, Inc. (comprising seven-wholly owned broker-dealers and two investment advisors), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.

THE SEPARATE ACCOUNT

AIG SunAmerica Life established Variable Separate Account ("separate account"), under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

AIG SunAmerica Life owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of AIG SunAmerica Life. Assets in the separate account are not guaranteed by AIG SunAmerica Life.

THE GENERAL ACCOUNT
Money allocated to the fixed account options goes into AIG SunAmerica Life's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica Life contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We pay an initial commission of up to 8.00% of your Purchase Payment. We may also pay an annual trail commission of up to 1.50% payable quarterly as early as the second contract year. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers which may or may not be affiliated and/or certain registered representatives that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992 distributes the contracts. SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matters disclosed below.



A purported class action captioned NIKITA Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.



On November 23, 2004, American International Group, Inc. (AIG), the parent company and affiliated person of AIG SunAmerica Life Assurance Company ('Depositor') and AIG SunAmerica Capital Services, Inc. ('Distributor'), consented to the settlement of an injunctive action instituted by the SEC. In its complaint, the Securities and Exchange Commission (SEC) alleged that AIG violated Section 10(b) of the Securities Exchange Act of 1934, as amended (Exchange Act) and Rule 10b-5 promulgated thereunder and Section 17(a) of the Securities Act of 1933 (Securities Act) and aided and abetted violations of Sections 13(a) and 13(b)(2)(A) of the Exchange Act and Rules 12b-20, 13a-1, and 13a-13 promulgated thereunder, in connection with certain structured transactions between subsidiaries of The PNC Financial Services Group, Inc. and certain subsidiaries of AIG, and similar transactions marketed by certain subsidiaries of AIG to other publicly traded companies. The conduct described in the complaint did not involve any conduct of AIG or its affiliates related to their investment advisory, depository or distribution activities. Pursuant to a final judgment entered on December 7, 2004, AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), was ordered to pay approximately $46 million in disgorgement, penalties and prejudgment interest.



In addition, the final judgment enjoins AIG from future violation of the above-referenced provisions of the federal securities laws. Absent exemptive relief granted by the SEC, the entry of the injunction would prohibit AIG and, its affiliated persons, from, among other things, serving as an investment advisor or depositor of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
Section 9(a) of the Investment Company Act of 1940, as amended (the "1940 Act"). Certain affiliated persons of AIG, including the Depositor and Distributor, received a temporary exemptive order from the SEC pursuant to Section 9(c) of the 1940 Act on December 8, 2004 with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons to serve as investment adviser, subadviser, depositor, principal underwriter or sponsor of the separate accounts through which your variable annuity is funded ("Separate Accounts"). The Depositor and Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the permanent order.



Additionally, AIG and AIG Financial Products Corp. (AIG-FP), a subsidiary of AIG, reached a similar settlement with the Fraud Section of the United States Department of Justice (DOJ). The settlement with the DOJ consists of an agreement with respect to AIG and AIG-FP and a complaint and deferred prosecution agreement with AIG-FP PAGIC Equity Holding Corp. (a special purpose entity) that will foreclose future prosecutions, provided that the companies comply with the agreements. As part of the settlement, AIG-FP will pay a penalty of $80 million to the DOJ.



The Depositor believes that the disgorgement and penalties are not likely to have a material adverse effect on the Separate Accounts. Nor does the Distributor believe that the disgorgement and penalties will materially affect its ability to perform distribution services relating to the Separate Accounts.


OWNERSHIP

The Polaris Platinum(II) Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003 and the financial statements of Variable Separate Account at December 31, 2003 and for each of the two years in the period ended December 31, 2003, are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are tabulated below.

Separate Account..............................     3
General Account...............................     3
Performance Data..............................     4
Income Payments...............................    12
Income Protector..............................    13
Annuity Unit Values...........................    13
Death Benefit Options for Contracts Issued
  Before October 24, 2001.....................    16
Taxes.........................................    17
Distribution of Contracts.....................    23
Financial Statements..........................    23

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       APPENDIX A - CONDENSED FINANCIALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 INCEPTION TO       FISCAL YEAR
                         PORTFOLIOS                                12/31/02           12/31/03
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Capital Appreciation (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a) $24.182             $25.794
                                                               (b) $24.182             $25.769
        Ending AUV..........................................   (a) $25.794             $33.529
                                                               (b) $25.769             $33.414
        Ending Number of AUs................................   (a) 137,717           1,159,548
                                                               (b) 7,742               137,361
--------------------------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a) $16.370             $16.472
                                                               (b) $16.370             $16.443
        Ending AUV..........................................   (a) $16.472             $16.588
                                                               (b) $16.443             $16.522
        Ending Number of AUs................................   (a) 290,385           3,984,131
                                                               (b) 50,620              497,760
--------------------------------------------------------------------------------------------------
  Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a) $19.417             $20.848
                                                               (b) $19.417             $20.811
        Ending AUV..........................................   (a) $20.848             $26.615
                                                               (b) $20.811             $26.501
        Ending Number of AUs................................   (a) 65,224              890,267
                                                               (b) 7,793               104,691
--------------------------------------------------------------------------------------------------
  Natural Resources (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a) $13.753             $15.272
                                                               (b) $13.753             $15.260
        Ending AUV..........................................   (a) $15.272             $22.162
                                                               (b) $15.260             $22.091
        Ending Number of AUs................................   (a) 3,369               166,767
                                                               (b) 3,108                33,063
--------------------------------------------------------------------------------------------------
  Aggressive Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a) $10.011             $10.077
                                                               (b) $10.011             $10.067
        Ending AUV..........................................   (a) $10.077             $12.720
                                                               (b) $10.067             $12.678
        Ending Number of AUs................................   (a) 9,218               142,870
                                                               (b) 527                  28,027
--------------------------------------------------------------------------------------------------
  Alliance Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a) $21.881             $21.940
                                                               (b) $21.881             $21.905
        Ending AUV..........................................   (a) $21.940             $27.122
                                                               (b) $21.905             $27.011
        Ending Number of AUs................................   (a) 45,029              594,386
                                                               (b) 5,469                69,502
--------------------------------------------------------------------------------------------------
  Blue Chip Growth (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a) $4.530               $4.659
                                                               (b) $4.530               $4.646
        Ending AUV..........................................   (a) $4.659               $5.769
                                                               (b) $4.646               $5.739
        Ending Number of AUs................................   (a) 25,770              414,391
                                                               (b) 369                  40,274
--------------------------------------------------------------------------------------------------
  Cash Management (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a) $13.025             $13.018
                                                               (b) $13.025             $12.985
        Ending AUV..........................................   (a) $13.018             $12.878
                                                               (b) $12.985             $12.811
        Ending Number of AUs................................   (a) 281,453           2,514,514
                                                               (b) 94,850              261,745
--------------------------------------------------------------------------------------------------
  Corporate Bond (Inception Date - 09/30/02)
        Beginning AUV.......................................   (a) $14.394             $14.704
                                                               (b) $14.394             $14.702
        Ending AUV..........................................   (a) $14.704             $16.174
                                                               (b) $14.702             $16.133
        Ending Number of AUs................................   (a) 115,713             946,263
                                                               (b) 2,563               149,828
--------------------------------------------------------------------------------------------------
              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                 INCEPTION TO       FISCAL YEAR
                         PORTFOLIOS                                12/31/02           12/31/03
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $20.108             $21.460
                                                               (b) $20.108             $21.427
       Ending AUV...........................................   (a) $21.460             $28.069
                                                               (b) $21.427             $27.956
       Ending Number of AUs.................................   (a) 115,086           1,725,140
                                                               (b) 25,333              262,216
--------------------------------------------------------------------------------------------------
 "Dogs" of Wall Street (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $8.149               $8.902
                                                               (b) $8.149               $8.901
       Ending AUV...........................................   (a) $8.902              $10.500
                                                               (b) $8.901              $10.471
       Ending Number of AUs.................................   (a) 15,055              263,040
                                                               (b) 7,757                66,688
--------------------------------------------------------------------------------------------------
 Emerging Market (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $5.486               $5.958
                                                               (b) $5.486               $5.952
       Ending AUV...........................................   (a) $5.958               $8.933
                                                               (b) $5.952               $8.902
       Ending Number of AUs.................................   (a) 11,000              186,478
                                                               (b) 1,832                42,556
--------------------------------------------------------------------------------------------------
 Federated American Leaders (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $11.895             $12.912
                                                               (b) $11.895             $12.895
       Ending AUV...........................................   (a) $12.912             $16.184
                                                               (b) $12.895             $16.122
       Ending Number of AUs.................................   (a) 60,297              226,851
                                                               (b) 7,324                27,080
--------------------------------------------------------------------------------------------------
 Foreign Value (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $8.970               $9.407
                                                               (b) $8.970               $9.390
       Ending AUV...........................................   (a) $9.407              $12.463
                                                               (b) $9.390              $12.410
       Ending Number of AUs.................................   (a) 163,234           2,457,488
                                                               (b) 12,214              361,907
--------------------------------------------------------------------------------------------------
 Global Bond (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $16.095             $16.324
                                                               (b) $16.095             $16.246
       Ending AUV...........................................   (a) $16.324             $16.611
                                                               (b) $16.246             $16.490
       Ending Number of AUs.................................   (a) 14,628              255,534
                                                               (b) 90                   37,002
--------------------------------------------------------------------------------------------------
 Global Equities (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $11.708             $12.546
                                                               (b) $11.708             $12.519
       Ending AUV...........................................   (a) $12.546             $15.584
                                                               (b) $12.519             $15.468
       Ending Number of AUs.................................   (a) 7,750                73,506
                                                               (b) 13                   10,826
--------------------------------------------------------------------------------------------------
 Growth-Income (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $20.102             $20.787
                                                               (b) $20.102             $20.749
       Ending AUV...........................................   (a) $20.787             $25.658
                                                               (b) $20.749             $25.549
       Ending Number of AUs.................................   (a) 52,756              231,147
                                                               (b) 877                  40,091
--------------------------------------------------------------------------------------------------
 Growth Opportunities (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $3.230               $3.435
                                                               (b) $3.230               $3.434
       Ending AUV...........................................   (a) $3.435               $4.557
                                                               (b) $3.434               $4.544
       Ending Number of AUs.................................   (a) 35,308              269,627
                                                               (b) 16,803               71,725
--------------------------------------------------------------------------------------------------
 High-Yield Bond (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $10.951             $11.586
                                                               (b) $10.951             $11.563
       Ending AUV...........................................   (a) $11.586             $14.978
                                                               (b) $11.563             $14.910
       Ending Number of AUs.................................   (a) 23,586              711,066
                                                               (b) 5,755               148,009
--------------------------------------------------------------------------------------------------
              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                 INCEPTION TO       FISCAL YEAR
                         PORTFOLIOS                                12/31/02           12/31/03
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $6.995               $7.170
                                                               (b) $6.995               $7.157
       Ending AUV...........................................   (a) $7.170               $9.286
                                                               (b) $7.157               $9.246
       Ending Number of AUs.................................   (a) 111,291           2,207,499
                                                               (b) 13,612              271,169
--------------------------------------------------------------------------------------------------
 International Growth and Income (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $8.000               $8.330
                                                               (b) $8.000               $8.343
       Ending AUV...........................................   (a) $8.330              $11.204
                                                               (b) $8.343              $11.198
       Ending Number of AUs.................................   (a) 103,102             650,379
                                                               (b) 1,722               112,450
--------------------------------------------------------------------------------------------------
 Marsico Growth (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $7.628               $7.429
                                                               (b) $7.628               $7.419
       Ending AUV...........................................   (a) $7.429               $9.507
                                                               (b) $7.419               $9.470
       Ending Number of AUs.................................   (a) 75,347              918,445
                                                               (b) 22,137              290,269
--------------------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $14.084             $14.930
                                                               (b) $14.084             $14.910
       Ending AUV...........................................   (a) $14.930             $17.969
                                                               (b) $14.910             $17.902
       Ending Number of AUs.................................   (a) 30,003              545,587
                                                               (b) 2,373                81,535
--------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $6.525               $6.965
                                                               (b) $6.525               $6.950
       Ending AUV...........................................   (a) $6.965               $9.392
                                                               (b) $6.950               $9.349
       Ending Number of AUs.................................   (a) 127,090           1,733,813
                                                               (b) 14,748              329,389
--------------------------------------------------------------------------------------------------
 MFS Total Return (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $18.961             $19.853
                                                               (b) $18.961             $19.815
       Ending AUV...........................................   (a) $19.853             $22.797
                                                               (b) $19.815             $22.697
       Ending Number of AUs.................................   (a) 114,386           1,504,372
                                                               (b) 17,494              198,694
--------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $13.178             $13.785
                                                               (b) $13.178             $13.756
       Ending AUV...........................................   (a) $13.785             $16.795
                                                               (b) $13.756             $16.718
       Ending Number of AUs.................................   (a) 26,714               91,097
                                                               (b) 3,638                14,803
--------------------------------------------------------------------------------------------------
 Real Estate (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $11.543             $11.836
                                                               (b) $11.543             $11.824
       Ending AUV...........................................   (a) $11.836             $16.050
                                                               (b) $11.824             $15.993
       Ending Number of AUs.................................   (a) 21,457              337,695
                                                               (b) 5,369                86,289
--------------------------------------------------------------------------------------------------
 Small & Mid Cap Value (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $9.180              $10.122
                                                               (b) $9.180              $10.100
       Ending AUV...........................................   (a) $10.122             $13.588
                                                               (b) $10.100             $13.525
       Ending Number of AUs.................................   (a) 107,425           1,434,738
                                                               (b) 10,354              282,420
--------------------------------------------------------------------------------------------------
 SunAmerica Balanced (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $12.518             $12.509
                                                               (b) $12.518             $12.492
       Ending AUV...........................................   (a) $12.509             $14.149
                                                               (b) $12.492             $14.093
       Ending Number of AUs.................................   (a) 8,446               233,499
                                                               (b) 12,402               46,635
--------------------------------------------------------------------------------------------------

              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                 INCEPTION TO       FISCAL YEAR
                         PORTFOLIOS                                12/31/02           12/31/03
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Technology (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $1.432               $1.716
                                                               (b) $1.432               $1.715
       Ending AUV...........................................   (a) $1.716               $2.544
                                                               (b) $1.715               $2.536
       Ending Number of AUs.................................   (a) 79,837            1,468,721
                                                               (b) 20,700              223,801
--------------------------------------------------------------------------------------------------
 Lord Abbett Series Fund Growth and Income (Inception
   Date - 09/30/02)
       Beginning AUV........................................   (a) $7.486               $8.180
                                                               (b) $7.471               $8.159
       Ending AUV...........................................   (a) $8.180              $10.556
                                                               (b) $8.159              $10.503
       Ending Number of AUs.................................   (a) 62,903              820,512
                                                               (b) 39,318              139,335
--------------------------------------------------------------------------------------------------
 Van Kampen LIT Comstock, Class II Shares (Inception
   Date - 09/30/02)
       Beginning AUV........................................   (a) $7.298               $8.101
                                                               (b) $7.296               $8.094
       Ending AUV...........................................   (a) $8.101              $10.434
                                                               (b) $8.094              $10.399
       Ending Number of AUs.................................   (a) 73,831            1,500,438
                                                               (b) 11,726              247,660
--------------------------------------------------------------------------------------------------
 Van Kampen LIT Emerging Growth, Class II Shares (Inception
   Date - 09/30/02)
       Beginning AUV........................................   (a) $7.139               $6.916
                                                               (b) $7.133               $6.906
       Ending AUV...........................................   (a) $6.916               $8.654
                                                               (b) $6.906               $8.619
       Ending Number of AUs.................................   (a) 33,388              396,216
                                                               (b) 1,754                93,581
--------------------------------------------------------------------------------------------------
 Van Kampen LIT Growth and Income, Class II Shares (Inception
   Date - 09/30/02)
       Beginning AUV........................................   (a) $8.181               $8.826
                                                               (b) $8.180               $8.197
       Ending AUV...........................................   (a) $8.826              $11.100
                                                               (b) $8.197              $11.064
       Ending Number of AUs.................................   (a) 189,460           2,716,948
                                                               (b) 16,825              341,615
--------------------------------------------------------------------------------------------------
 Balanced (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $6.410               $6.765
                                                               (b) $6.394               $6.737
       Ending AUV...........................................   (a) $6.765               $8.160
                                                               (b) $6.737               $8.106
       Ending Number of AUs.................................   (a) 96,311              881,607
                                                               (b) 13,638               99,844
--------------------------------------------------------------------------------------------------
 Conservative Growth (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $6.183               $6.589
                                                               (b) $6.188               $6.572
       Ending AUV...........................................   (a) $6.589               $8.331
                                                               (b) $6.572               $8.290
       Ending Number of AUs.................................   (a) 26,095              465,978
                                                               (b) 4,569                61,397
--------------------------------------------------------------------------------------------------
 Strategic Growth (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $6.386               $6.874
                                                               (b) $6.373               $6.842
       Ending AUV...........................................   (a) $6.874               $8.989
                                                               (b) $6.842               $8.924
       Ending Number of AUs.................................   (a) 34,328              196,663
                                                               (b) 24                   26,179
--------------------------------------------------------------------------------------------------
 American Funds Global Growth (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $10.000             $10.949
                                                               (b) $10.000             $10.936
       Ending AUV...........................................   (a) $10.949             $14.590
                                                               (b) $10.936             $14.537
       Ending Number of AUs.................................   (a) 92,435              987,076
                                                               (b) 12,106              150,027
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                 INCEPTION TO       FISCAL YEAR
                         PORTFOLIOS                                12/31/02           12/31/03
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
American Funds Growth (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $10.000             $10.884
                                                               (b) $10.000             $10.876
       Ending AUV...........................................   (a) $10.884             $14.667
                                                               (b) $10.876             $14.621
       Ending Number of AUs.................................   (a) 179,113           2,448,300
                                                               (b) 40,944              389,740
--------------------------------------------------------------------------------------------------
 American Funds Growth-Income (Inception Date - 09/30/02)
       Beginning AUV........................................   (a) $10.000             $10.884
                                                               (b) $10.000             $10.872
       Ending AUV...........................................   (a) $10.884             $14.197
                                                               (b) $10.872             $14.148
       Ending Number of AUs.................................   (a) 264,424           3,073,765
                                                               (b) 30,474              484,620
--------------------------------------------------------------------------------------------------
 Nations Asset Allocation (Inception Date - 04/07/03)
       Beginning AUV........................................   (a) N/A                  $8.229
                                                               (b) N/A                  $8.200
       Ending AUV...........................................   (a) N/A                  $9.608
                                                               (b) N/A                  $9.557
       Ending Number of AUs.................................   (a) N/A                  50,082
                                                               (b) N/A                      51
--------------------------------------------------------------------------------------------------
 Nations High Yield Bond (Inception Date - 04/07/03)
        Beginning AUV.......................................   (a) N/A                 $11.013
                                                               (b) N/A                 $10.964
        Ending AUV..........................................   (a) N/A                 $13.182
                                                               (b) N/A                 $13.100
        Ending Number of AUs................................   (a) N/A                 154,070
                                                               (b) N/A                  11,170
--------------------------------------------------------------------------------------------------
  Nations Marsico Focused Equities (Inception
    Date - 04/07/03)
       Beginning AUV........................................   (a) N/A                  $7.372
                                                               (b) N/A                  $7.333
       Ending AUV...........................................   (a) N/A                  $9.382
                                                               (b) N/A                  $9.315
       Ending Number of AUs.................................   (a) N/A                 371,681
                                                               (b) N/A                  11,251
--------------------------------------------------------------------------------------------------
 Nations Marsico Growth (Inception Date - 04/07/03)
       Beginning AUV........................................   (a) N/A                  $6.791
                                                               (b) N/A                  $6.760
       Ending AUV...........................................   (a) N/A                  $8.602
                                                               (b) N/A                  $8.547
       Ending Number of AUs.................................   (a) N/A                  89,757
                                                               (b) N/A                   6,744
--------------------------------------------------------------------------------------------------
 Nations Marsico 21st Century (Inception Date - 04/07/03)
       Beginning AUV........................................   (a) N/A                  $7.488
                                                               (b) N/A                  $7.454
       Ending AUV...........................................   (a) N/A                 $10.705
                                                               (b) N/A                 $10.636
       Ending Number of AUs.................................   (a) N/A                  13,567
                                                               (b) N/A                     916
--------------------------------------------------------------------------------------------------
 Nations Marsico International Opportunities (Inception
   Date - 04/07/03)
       Beginning AUV........................................   (a) N/A                  $8.569
                                                               (b) N/A                  $8.546
       Ending AUV...........................................   (a) N/A                 $11.886
                                                               (b) N/A                 $11.833
       Ending Number of AUs.................................   (a) N/A                 119,127
                                                               (b) N/A                   7,071
--------------------------------------------------------------------------------------------------
 Nations Mid Cap Growth (Inception Date - 04/07/03)
       Beginning AUV........................................   (a) N/A                  $5.745
                                                               (b) N/A                  $5.332
       Ending AUV...........................................   (a) N/A                  $7.295
                                                               (b) N/A                  $6.757
       Ending Number of AUs.................................   (a) N/A                  59.774
                                                               (b) N/A                   4,127
--------------------------------------------------------------------------------------------------
        AU - Accumulation Unit
        AUV - Accumulation Unit Value
        (a) Without election of the optional EstatePlus feature
        (b) With election of the optional EstatePlus feature

                                                                 INCEPTION TO       FISCAL YEAR
                         PORTFOLIOS                                12/31/02           12/31/03
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Nations Small Company (Inception Date - 04/07/03)
       Beginning AUV........................................   (a) N/A                  $6.885
                                                               (b) N/A                  $6.845
       Ending AUV...........................................   (a) N/A                  $9.606
                                                               (b) N/A                  $9.532
       Ending Number of AUs.................................   (a) N/A                  66,928
                                                               (b) N/A                   4,725
--------------------------------------------------------------------------------------------------
 Nations Value (Inception Date - 04/07/03)
       Beginning AUV........................................   (a) N/A                  $7.226
                                                               (b) N/A                  $7.186
       Ending AUV...........................................   (a) N/A                  $9.431
                                                               (b) N/A                  $9.360
       Ending Number of AUs.................................   (a) N/A                 171,341
                                                               (b) N/A                   9,090
--------------------------------------------------------------------------------------------------
       AU - Accumulation Unit
       AUV - Accumulation Unit Value
       (a) Without election of the optional EstatePlus feature
       (b) With election of the optional EstatePlus feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA") AND FIXED ADVANTAGE 7 ACCOUNT
                                     OPTION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Multi-year FAGPs may not be available if you purchase your contract on or after June 1, 2004. If you take money out of any available multi-year FAGP, before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA does not apply to any available one-year fixed account. The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

The information in this Appendix applies only if you take money out of a FAGP (with a duration longer than 1 year) before the end of the guarantee period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                            [(1+I/(1+J+L)](N/12) - 1

where:

     I is the interest rate you are earning on the money invested in the FAGP;

     J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the FAGP;

     N is the number of full months remaining in the term you initially agreed to leave your money in the FAGP; and

     L is 0.005 (some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an FAGP under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;

     - If a withdrawal is made to pay contract fees and charges;

     - To pay a death benefit; and

     - Upon beginning an income option, if occurring on the Latest Annuity Date.

EXAMPLES OF THE MVA

The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee periods available or Surrender Charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a FAGP at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the FAGP (N=18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L=0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free look amount.

The MVA factor is = [(1+I/(1+J+0.005)](N/12) - 1
                  = [(1.05)/(1.04+0.005)](18/12) - 1
                  = (1.004785)(1.5) - 1
                  = 1.007186 - 1
                  = +0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls with the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)](N/12) - 1
                  = [(1.05)/(1.06+0.005)](18/12) - 1
                  = (0.985915)(1.5) - 1
                  = 0.978948 - 1
                  = -0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (-0.021052) = -$84.21

$84.21 represents the negative MVA that will be deducted from the money remaining in the 3-year FAGP.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(I+J+0.005)](N/12) - 1
                  = [(1.05)/(1.04+0.005)](18/12) - 1
                  = (1.004785)(1.5) - 1
                  = 1.007186 - 1
                  = +0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(I+J+0.005)](N/12) - 1
                  = [(1.05)/(1.06+0.005)](18/12) - 1
                  = (0.985915)(1.5) - 1
                  = 0.978948 - 1
                  = -0.021052

The requested withdrawal amount, less the withdrawal charge ($4,000 -6% = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 X (-0.021052) = -$79.16

$79.16 represents the negative MVA that would be deducted from the withdrawal.

FIXED ADVANTAGE 7 ACCOUNT OPTION

Fixed Advantage 7 is an additional seven-year fixed account option available in your contract (if you have not elected to participate in the Principal Rewards program) and will generally offer a different interest rate than the other fixed account options in your contract. Only Purchase Payments made during the first 90 days following issuance of your contract can be invested in Fixed Advantage
7. If you inadvertently allocate any Purchase Payments to Fixed Advantage 7 after the first 90 days of your contract, we will allocate those funds according to your last Variable Portfolio allocation instructions, unless we receive different instructions from you. At the end of the 7-year guarantee period, the entire balance in Fixed Advantage 7 will be automatically transferred into those funds according to your last Variable Portfolio allocation instructions, unless we receive different instructions from you. If your previous instructions did not include allocation to Variable Portfolios, we will transfer any funds into the Cash Management Variable Portfolio. These automatic transfers do not count against the number of free annual transfers.

You cannot transfer money out of Fixed Advantage 7 prior to the end of the 7-year guarantee period; however, you may elect to systematically transfer the interest earned in this account to other Variable Portfolios at any time either monthly, quarterly, semi-annually or annually. If you make a full or partial withdrawal from your contract, you will be subject to a market value adjustment on all funds invested in the multi-year fixed accounts including Fixed Advantage 7 and any applicable surrender charges. See APPENDIX B below.

You will not be subject to a market value adjustment if:

     (1) you systematically transfer interest earned to other Variable Portfolios as part of the DCA program;

     (2) a death benefit is paid;

     (3) any withdrawal is made to pay fees or charges; or

     (4) any amount automatically transferred at the end of the guarantee period.


FIXED ADVANTAGE 7 IS ONLY AVAILABLE IF YOU DO NOT ELECT TO PARTICIPATE IN THE POLARIS REWARDS PROGRAM. IT MAY NOT BE AVAILABLE IN ALL STATES.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and any fees and charges applicable to those withdrawals.

The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract and the age of the Continuing Spouse as of the Continuation Date.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1. Purchase Payment Accumulation Option

          If the original owner of the contract elected OPTION 1, PURCHASE PAYMENT ACCUMULATION OPTION, and the Continuing Spouse is age 74 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or
          b. Contract value on the Continuation Date plus Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; plus Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday to the earlier of the Continuing Spouse's 86th birthday or date of death; or
          c. Contract value on the seventh contract anniversary (from the issue date of the original owner), reduced for Gross Withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus Net Purchase Payments received between the seventh contract anniversary date but prior to the Continuing Spouse's 86th birthday.

          If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or
          b. Contract value on the Continuation Date plus any Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or
          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, plus any Net Purchase Payments received since that anniversary date prior to the Continuing Spouse's 86th birthday, and reduced for any Gross Withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or
          b. the lesser of:

             (1) Contract value on the Continuation Date plus Continuation Net
                 Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

             (2) 125% of the contract value.

          If the Continuing Spouse is age 86 or older as of the Continuation Date and the original owner of the contract elected the Purchase Payment Accumulation death benefit, the death benefit will be equal to the contract value.

     2. Maximum Anniversary Value Option

          If the original owner of the contract elected Option 2, Maximum Anniversary Option, and the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or
          b. Contract value on the Continuation Date plus Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or
          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation

             Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, plus any Continuation Net Purchase Payments received since that anniversary date prior to the Continuing Spouse's 86th birthday, and reduced for any Gross Withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a. Contract value; or
          b. the lesser of:

             (3) Contract value on the Continuation Date plus any Continuation
                 Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

             (4) 125% of the contract value.

          If the Continuing Spouse is age 86 or older at the time of death, under the Maximum Anniversary death benefit, their Beneficiary will receive only the contract value.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued on or before May 31, 2004.

B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger and a Continuation Contribution is added, the table below shows the available EstatePlus benefit:

-------------------------------------------------------------------
 CONTRACT YEAR          ESTATEPLUS                 MAXIMUM
    OF DEATH            PERCENTAGE            ESTATEPLUS AMOUNT
-------------------------------------------------------------------
 Years (0-4)       25% of Earnings         40% of Continuation Net
                                           Purchase Payments
-------------------------------------------------------------------
 Years (5-9)       40% of Earnings         65% of Continuation Net
                                           Purchase Payments*
-------------------------------------------------------------------
 Years (10+)       50% of Earnings         75% of Continuation Net
                                           Purchase Payments*
-------------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between your 70th and 81st birthdays and a Continuation Contribution is added, table below shows the available EstatePlus benefit:

-------------------------------------------------------------------
 CONTRACT YEAR          ESTATEPLUS                 MAXIMUM
    OF DEATH            PERCENTAGE            ESTATEPLUS AMOUNT
-------------------------------------------------------------------
 All Contract      25% of Earnings         40% of Continuation Net
   Years                                   Purchase Payments*
-------------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum Estate Plus Percentage calculation.

If a Continuation Contribution is not added on the Continuation Date, the Continuing Spouse's age as of the original contract issue date is used to calculate the EstatePlus benefit, if any.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?
We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?
The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX D - POLARIS REWARDS PROGRAM EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

I.  DEFERRED PAYMENT ENHANCEMENT

If you elect to participate in the Polaris Rewards Program at contract issue, we contribute at least 2% of each Purchase Payment to your contract for each Purchase Payment we receive as an Upfront Payment Enhancement. Any applicable Deferred Payment Enhancement is allocated to your contract on the corresponding Deferred Payment Enhancement Date and, if declared by the Company, is a percentage of your remaining Purchase Payment on the Deferred Payment Enhancement Date. Deferred Purchase Payment Enhancements are reduced proportionately by partial withdrawals of that Purchase Payment prior to the Deferred Payment Enhancement Date.

The examples that follow assume an initial Purchase Payment of $125,000 and that the Deferred Payment Enhancement is 1%.

For purposes of the example, the Deferred Payment Enhancement Date is the 9th anniversary of the Purchase Payment.

     EXAMPLE 1 -- NO WITHDRAWALS ARE MADE

The Upfront Payment Enhancement allocated to your contract is $2,500 (2% of $125,000).

On your 9th contract anniversary, the Deferred Payment Enhancement Date, your Deferred Payment Enhancement of $1,250 (1% of your remaining Purchase Payment or $125,000) will be allocated to your contract.

     EXAMPLE 2 -- WITHDRAWAL MADE PRIOR TO DEFERRED PAYMENT ENHANCEMENT DATE

As in Example 1, your Upfront Payment Enhancement is $2,500.

This example also assumes the following:

     1. Your contract value on your 5th contract anniversary is $190,000.

     2. You request a withdrawal of $75,000 on your 5th contract anniversary.

     3. No subsequent Purchase Payments have been made.

     4. No prior withdrawals have been taken.

     5. Funds are not allocated to any of the MVA Fixed Accounts.

On your 5th contract anniversary, your penalty-free earnings in the contract are $65,000 ($190,000 contract value less your $125,000 investment in the contract). Therefore, you are withdrawing $10,000 of your initial Purchase Payment. Your contract value will also be reduced by a $500 withdrawal charge on the $10,000 Purchase Payment (5% of $10,000). Your gross withdrawal is $75,500 of which $10,500 constitutes part of your Purchase Payment.

The withdrawal of $10,500 of your $125,000 Purchase Payment is a withdrawal of 8.4% of your Purchase Payment. Therefore, only 91.6%, or $114,500, of your initial Purchase Payment remains in your contract.

On your 9th contract anniversary, the Deferred Payment Enhancement Date, assuming no other transactions occur affecting the Purchase Payment, we allocate your Deferred Payment Enhancement of $1,145 (1% of your remaining Purchase Payment, $114,500) to your contract.

II.  90 DAY WINDOW

The following hypothetical examples assume that the Company is offering Upfront and Deferred Payment Enhancements in accordance with this chart at the time each Purchase Payment is received:

----------------------------------------------------------------------
                        UPFRONT      DEFERRED           DEFERRED
                        PAYMENT       PAYMENT           PAYMENT
                      ENHANCEMENT   ENHANCEMENT       ENHANCEMENT
 ENHANCEMENT LEVEL       RATE          RATE               DATE
----------------------------------------------------------------------
 Under $40,000             2%            0%       N/A
----------------------------------------------------------------------
 $40,000 - $99,999         4%            0%       N/A
----------------------------------------------------------------------
 $100,000 - $499,999       4%            1%       Nine years from the
                                                  date we receive each
                                                  Purchase Payment.
----------------------------------------------------------------------
 $500,000 - more           4%            2%       Nine years from the
                                                  date we receive each
                                                  Purchase Payment.
----------------------------------------------------------------------

Contracts issued with the Polaris Rewards feature after April 3, 2000, may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments remaining in your contract at that time, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued.

This example assumes the following:

     1. Above Enhancement Levels, Rates and Dates throughout the first 90 days.

     2. No withdrawal in the first 90 days.

     3. Initial Purchase Payment of $35,000 on December 1, 2000.

     4. Subsequent Purchase Payment of $40,000 on January 15, 2001.

     5. Subsequent Purchase Payment of $25,000 on January 30, 2001.

     6. Subsequent Purchase Payment of $7,500 on February 12, 2001.

ENHANCEMENT AT THE TIME PURCHASE PAYMENTS ARE RECEIVED

----------------------------------------------------------------------------------
                                                                     DEFERRED
                         PURCHASE     UPFRONT      DEFERRED          PAYMENT
    DATE OF              PAYMENT      PAYMENT       PAYMENT        ENHANCEMENT
    PURCHASE PAYMENT      AMOUNT    ENHANCEMENT   ENHANCEMENT          DATE
----------------------------------------------------------------------------------
     December 1, 2000    $35,000         2%            0%              N/A
----------------------------------------------------------------------------------
     January 15, 2001    $40,000         4%            0%              N/A
----------------------------------------------------------------------------------
     January 30, 2001    $25,000         4%            1%        January 30, 2010
----------------------------------------------------------------------------------
     February 12, 2001   $ 7,500         4%            1%       February 12, 2010
----------------------------------------------------------------------------------

ENHANCEMENT ADJUSTMENTS ON THE 90TH DAY FOLLOWING CONTRACT ISSUE

The sum of all Purchase Payments made in the first 90 days of the contract equals $107,500. According to the Enhancement Levels in effect at the time this contract was issued, a $107,500 Purchase Payment would have received a 4% Upfront Payment Enhancement and a 1% Deferred Payment Enhancement. Under the 90 Day Window provision all Purchase Payments made within those first 90 days would receive the benefit of the parameters in place at the time the contract was issued, as if all of the Purchase Payments were received on the date of issue. Thus, the first two Purchase Payments would be adjusted on the 90th day following contract issue, as follows:

----------------------------------------------------------------------------------
                                                                     DEFERRED
                         PURCHASE     UPFRONT      DEFERRED          PAYMENT
    DATE OF              PAYMENT      PAYMENT       PAYMENT        ENHANCEMENT
    PURCHASE PAYMENT      AMOUNT    ENHANCEMENT   ENHANCEMENT          DATE
----------------------------------------------------------------------------------
     December 1, 2000    $35,000         4%            1%        December 1, 2009
----------------------------------------------------------------------------------
     January 15, 2001    $40,000         4%            1%        January 15, 2010
----------------------------------------------------------------------------------
     January 30, 2001    $25,000         4%            1%        January 30, 2010
----------------------------------------------------------------------------------
     February 12, 2001   $ 7,500         4%            1%       February 12, 2010
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Platinum(II) Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

        Date: ------------------------------ Signed: ---------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------


                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               IN CONNECTION WITH

                           VARIABLE SEPARATE ACCOUNT
                   (THE POLARIS PLATINUM II VARIABLE ANNUITY)





This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated December 28, 2004, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:


                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


                               December 28, 2004

                                TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
Separate Account.................................................    3

General Account..................................................    3

Performance Data ................................................    4

Income Payments..................................................   13

Annuity Unit Values..............................................   13

Death Benefit Options for Contracts Issued Before
  October 24, 2001...............................................   .

Taxes............................................................   .

Distribution of Contracts........................................   22

Financial Statements.............................................   22


                                SEPARATE ACCOUNT
                                ----------------

     Variable Separate Account ("Separate Account") was originally established by AIG SunAmerica Life Assurance Company ("AIG SunAmerica" or "Company") under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

     The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

     The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).

                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to a fixed account option and the DCA fixed accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.



                        MARKET VALUE ADJUSTMENT ("MVA")
                        -------------------------------

If you take money out of any available multi-year FAGP, before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment (""MVA''). The MVA does not apply to any available one-year fixed account. The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

The information in this Appendix applies only if you take money out of a FAGP (with a duration longer than 1 year) before the end of the guarantee period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                             [(1+I/(1+J+L)]N/12 - 1

  where:

        I is the interest rate you are earning on the money invested in the FAGP;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the FAGP;

        N is the number of full months remaining in the term you initially agreed to leave your money in the FAGP; and

        L is 0.005 (some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an FAGP under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;

     - If a withdrawal is made to pay contract fees and charges;

     - To pay a death benefit; and

     - Upon beginning an income option, if occurring on the Latest Annuity Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee periods available or Surrender
                    Charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a FAGP at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the FAGP (N=18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L=0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free look amount.

The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1
                  = [(1.05)/(1.04+0.005)](18/12) - 1
                  = (1.004785)1.5 - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls with the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)](N/12) - 1
                  = [(1.05)/(1.06+0.005)](18/12) - 1
                  = (0.985915)(1.5) - 1
                  = 0.978948 - 1
                  = - 0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (-0.021052) = -$84.21

$84.21 represents the negative MVA that will be deducted from the money remaining in the 3-year FAGP.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(I+J+0.005)](N/12) - 1
                  = [(1.05)/(1.04+0.005)](18/12) - 1
                  = (1.004785)(1.5) - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(I+J+0.005)](N/12) - 1
                  = [(1.05)/(1.06+0.005)](18/12) - 1
                  = (0.985915)(1.5) - 1
                  = 0.978948 - 1
                  = - 0.021052

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 X (-0.021052) = -$79.16

$79.16 represents the negative MVA that would be deducted from the withdrawal.



                                PERFORMANCE DATA
                                ----------------

     From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the separate account may advertise "total return" data for Variable Portfolios (including the Cash Management portfolio). A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

     In calculating hypothetical adjusted historical performance, for periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust, American Funds Insurance Series, SunAmerica Series Trust, Lord Abbett Series Fund, Inc., Nations Separate Account Trust, Van Kampen Life Investment Trust and WM Variable Trust ("Trusts"), modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Trusts' underlying funds. Further, returns shown are for the original class of shares of the Trusts (Class 1 for the Anchor Series and SunAmerica Series Trust and Class I for the Van Kampen Life Investment Trust), adjusted to reflect the fees and charges of the available class of shares (Class 2 or 3 and Class II respectively) until performance for the available class becomes available. However, the actual shares purchased under this contract are the second class. Returns of the available class will be lower than those of the original class since the available class of shares is subject to service fees of 0.15% for Class 2 or 0.25% for Class 3 in the Anchor Series and SunAmerica Series Trusts and 0.25% in the Van Kampen Life Investment Trust. The inception date of the Class 2 shares in Anchor Series and SunAmerica Series Trusts is July 9, 2001 and the inception date of the Class II shares of Van Kampen Life Investment Trust is September 18, 2000. The inception for Class 3 of the Anchor Series and SunAmerica Series Trusts is September 30, 2002. In some cases a particular Variable Portfolio may have been available in another contract funded through this separate account. If the Variable Portfolio was incepted in this separate account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. Performance figures similarly adjusted but based on underlying the Trusts' performance (outside of this separate account) should not be construed to be actual historical performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     For contracts without the Principal Rewards Program:
     ----------------------------------------------------

          Base Period Return = (EV-SV-CMF)/(SV)

     For contracts with the Principal Rewards Program:
     -------------------------------------------------

          Base Period Return = (EV-SV-CMF+E)/(SV)

          where:

          SV     =   value of one Accumulation Unit at the start of a 7 day
                     period

          EV     =   value of one Accumulation Unit at the end of the 7 day
                     period

          CMF    =   an allocated portion of the $35 annual contract maintenance fee, prorated for 7 days

          E      =   Premium Enhancement Rate, prorated for 7 days

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return."

     The total returns since each Variable Portfolio's inception date, for a 1-year period and, if applicable, for a 5-year period, are shown on the following two pages, both with and without an assumed complete redemption at the end of the stated period. Total returns for contracts without the Principal Rewards Program are on page 9 and total returns for contracts with the Principal Rewards Program are on page 10.

     Standardized performance for the Variable Portfolios available in this contract reflect total returns using the method of computation discussed below:

o Using the seven year surrender charge schedule available on contracts issued without the Principal Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Principal Rewards Program is elected; AND

o Using the nine year surrender charge schedule available on contracts issued with the Principal Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.

     We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already purchased the contract with or without the Principal Rewards Program. However, we will not report performance for the contract featuring the Principal Rewards program, unless net of withdrawal charges.

     These rates of return do not reflect election of the optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.


Total return figures are based on historical data and are not intended to indicate future performance.


     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


     For contracts without the Polaris Rewards Program:
     -------------------------------------------------


                      n
                P(1+T)  = ERV


     For contracts with the Polaris Rewards Program:
     ----------------------------------------------


                             n
                [P(1+E)](1+T)  = ERV

where:            P     =   a hypothetical initial payment of $1,000
                  T     =   average annual total return
                  n     =   number of years
                  E     =   Payment Enhancement Rate
                ERV     =   ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the 1, 5, or 10 year period as of the end of the period
                            (or fractional portion thereof).

     The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.


PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The separate account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

                                 INCOME PAYMENTS
                                 ---------------

INITIAL MONTHLY INCOME PAYMENTS

     The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

     For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

     If contract holders elect to begin Income Payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial Income Payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the Income Option selected.

     The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.


                          THE INCOME PROTECTOR FEATURE

     This feature is available on contracts issued before May 3, 2004. The Income Protector feature is a future "safety net" which can offer you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. If you elect the Income Protector feature you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. The minimum level of Income Protector benefit available is generally based upon the Purchase Payments remaining in your contract at the time you decide to begin taking income. We charge a fee for the Income Protector benefit. This feature may not be available in your state. Check with your financial representative regarding availability.

     WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE INCOME PROTECTOR FEATURE AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

         HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

     If you elect the Income Protector feature, we base the amount of minimum income available to you upon a calculation we call the Income Benefit Base. At the time your participation in the Income Protector program becomes effective, your Income Benefit Base is equal to your contract value. Participation in the Income Protector program is effective on either the date of issue of the contract (if elected) or at the contract anniversary following your election of the Income Protector.

     The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

     Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

     If you decide that you want the protection offered by the Income Protector feature, you must elect the feature by completing the Income Protector Election Form available through our Annuity Service Center.

     In order to obtain the benefit of the Income Protector you may not begin the Income Phase for at least seven years following your election. You may not elect this Program if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.

     The current option offered is:

                                                          WAITING
FEE AS A % OF YOUR INCOME BENEFIT BASE*                   PERIOD*
---------------------------------------                   -------
0.10%...................................................  7 years

* If you elect the feature on a subsequent anniversary, the Fees, and/or waiting period may be different.

                    RE-SET OF YOUR INCOME PROTECTOR BENEFIT

     You may also have the opportunity to "Re-Set" your Income Benefit Base. The Re-Set feature allows you to increase your Income Benefit Base to the amount of your contract value on your next contract anniversary. You can only Re-Set within the 30 days before your next contract anniversary. The waiting period before you can begin the Income Phase will be determined based on the offerings available for your elected level of protection at the time your make an election to Re-Set. In addition, the Income Protector fee will be charged as a percentage of your re-set Income Benefit Base. You may not elect to Re-Set if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.

     For more information on how to Re-Set your Income Protector benefit, please contact your financial representative or our Annuity Service Center.

                      ELECTING TO RECEIVE INCOME PAYMENTS

     You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the 7th or later contract anniversary following the effective date of your Income Protector participation or Re-Set.

     The contract anniversary of, or prior to, your election to begin receiving annuity payments is your Income Benefit Date. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement income. To arrive at the minimum guaranteed retirement income available to you we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base. You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

     The income options available when using the Income Protector Program to receive your fixed retirement income are:

     - Life Annuity with 10 Year Period Certain, or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain

     At the time you elect to begin receiving annuity payments, we will calculate your annual income using both your final Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your income under the Income Protector will be different. You will receive whichever provides a greater stream of income. If you annuitize using the Income Protector your income payments will be fixed in amount. You are not required to use the Income Protector to receive income payments. However, we will not refund fees paid for the Income Protector if you annuitize under the general provisions of your contract. In addition, if applicable, a surrender charge will apply if you take income under the Income Protector feature. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

     If you elect the Income Protector, we charge an annual fee, as follows:

Fee as a % of Your Income Benefit Base*...................  0.10%

* If you elect the feature on a subsequent anniversary, the Fees may be different.

     We deduct the annual fee from your actual contract value. If your contract is issued with the Income Protector program we begin deducting the annual fee on your first contract anniversary. If you elect the feature it at some later date, we begin deducting the annual fee on the contract anniversary following the date on which your participation in the program becomes effective. Upon a Re-Set of your Income Protector feature, the fee will be charged upon your Re-Set Income Benefit Base. Upon Re-Set of this feature you may be charged a higher fee depending based on the then-current offerings.

     It is important to note that once you elect the Income Protector feature you may not cancel your election. We will deduct the charge from your contract value on every contract anniversary up to and including your Income Benefit Date.

                       NOTE TO QUALIFIED CONTRACT HOLDERS

     Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

     You may wish to consult your tax advisor for information concerning your particular circumstances. APPENDIX D BELOW PROVIDES EXAMPLES OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

     If you elect Capital Protector, you may not elect to participate in the Income Protector program.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE
--------------------------------------------------------------------------------
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                      POLARIS PLATINUM II INCOME PROTECTOR

     This table assumes a $100,000 initial investment in a non-qualified contract with no further premiums, no withdrawals, no step-ups and no premium taxes; and the election of optional Base Income Protector at contract issue.

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             ANNUAL INCOME IF YOU ANNUITIZE ON CONTRACT ANNIVERSARY
IF AT ISSUE               7          10          15          20
YOU ARE      1 - 6    (AGE 67)    (AGE 70)    (AGE 75)    (AGE 80)
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Male           N/A       6,108       6,672       7,716       8,832
age 60*
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Female         N/A       5,388       5,880       6,900       8,112
age 60*
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Joint**
Male -- 60     N/A       4,716       5,028       5,544       5,928
Female -- 60
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 * Life Annuity with 10 Year Period Certain
** Joint and 100% Survivor Annuity with 20 Year Period Certain


     The Income Protector may not be available in your state. Please consult your financial representative for information regarding availability of this program in your state.


                              ANNUITY UNIT VALUES
                              -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

     P's first variable Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

              First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

     P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 43.203812 x $13.327695 = $575.81

     The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

     Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

       DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001

The following details the death benefit options for contracts issued before October 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

  1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

  2. total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

  3. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

  1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

  2. total Purchase Payments less any withdrawals; or

  3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if:

     - you are age 81 or older at the time of contract issue, or

     - you are age 90 or older at the time of your death.

The following details the death benefit options upon the Continuing Spouse's death for contracts issued before October 24, 2001:

A. DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1. Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. The contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

     2. Maximum Anniversary Option -- if the Continuing Spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.


         "SPOUSAL CONTINUATION PROVISIONS IF YOU PURCHASED YOUR CONTRACT
                   BETWEEN OCTOBER 24, 2001 AND MAY 31, 2004"

     The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

     The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

     The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

     1. PURCHASE PAYMENT ACCUMULATION OPTION

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation
             Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

     2. MAXIMUM ANNIVERSARY VALUE OPTION -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

          Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

                                      TAXES

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2004 is $13,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $3,000 in 2004 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2004 may not exceed the lessor of $41,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

     The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS
                              --------------------


     The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, are incorporated by reference to this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contract.



     The financial statements of Variable Separate Account at December 31, 2003, and for each of the two years in the period ended December 31, 2003 are also incorporated by reference to this Statement of Additional Information.



     PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above have been incorporated by reference in this Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements


       The following financial statements to this Registration Statement are incorporated by reference to Post-Effective Amendment No. 10 and 12 to File Nos. 333-58234 and 811-03859, Accession No. 0000950148-04-000752:



       Consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and financial statements of Variable Separate Account at December 31, 2003, and for each of the two years in the period ended December 31, 2003.





(b)     Exhibits
----------------
(1)  Resolution Establishing Separate Account....       ***
(2)  Form of Custody Agreements..................       ***
(3)  (a) Form of Distribution Contract...........       ***
     (b) Selling Agreement.......................       ***
(4)  Variable Annuity Contract
     (a) Group Annuity Certificate...............       ****
     (b) Individual Annuity Contract.............       ++++++
     (c) (Principal Rewards) Group Annuity
         Certificate.............................       *****
     (d) (Principal Rewards) Individual Annuity
         Contract................................       ++++++
     (e) Optional Guaranteed Minimum
         Accumulation Benefit Endorsement........       ++++++
     (f) Optional Guaranteed Minimum Withdrawal
         Benefit Endorsement.....................       ++++++
(5)  Application for Contract
     (a) Participant Enrollment Form.............       *****
     (b) Annuity Application.....................       *****
(6)  Depositor - Corporate Documents
     (a) Articles of Incorporation...............       ++
     (a)(1) Amendment to Articles of
            Incorporation........................       +++++
     (b) By-Laws.................................       ++
(7)  Reinsurance Contract........................       N/A
(8)  Form of Fund Participation Agreement
     (a) Anchor Series Trust Fund Participation
         Agreement...............................       ***
     (b) SunAmerica Series Trust Fund
         Participation Agreement.................       ***
     (c) WM Variable Trust Fund Participation
         Agreement...............................       *
     (c) Lord Abbett Series Fund, Inc.
         Participation Agreement.................       +++
     (d) Van Kampen Life Investment Trust
         Participation Agreement.................       ++++
     (e) American Funds Insurance Series
         Participation Agreement.................       +++
(9)  Opinion of Counsel..........................       *
     Consent of Counsel..........................
(10) Consent of Independent Accountants..........       Filed Herewith
(11) Financial Statements Omitted from Item 23...       **
(12) Initial Capitalization Agreement............       **
(13) Performance Computations....................       *
(14) Diagram and Listing of All Persons Directly
     or Indirectly Controlled By or Under Common
     Owner Control with Anchor National Life
     Insurance Company, the Depositor of
     Registrant..................................       ++++++
(15) Powers of Attorney
     (a) Power of Attorney December 2000                *
     (b) Power of Attorney October 2003                 ++++++

-------------
* Filed July 3, 2001 as part of pre-effective No. 1 and 2 to this Registration Statement, Accession No. 0000950148-01-501139.
**     Not Applicable
*** Filed April 18, 1997, as part of the Initial Registration Statement of File Nos: 333-25473 and 811-3859, Accession No 0000950148-97-000989.
**** Filed March 20, 1998 as part of Post-Effective Amendment Numbers 2 and 3 to File Nos: 333-25473 and 811-3859, Accession No. 0000950148-98-000534.
***** Filed April 1, 1999, as part of Post-Effective Amendment Numbers 7 and 8 to File Nos: 333-25473 and 811-3859, Accession No. 0000950148-99-000685.
++ Filed April 15, 2002 as part of Post-Effective Amendment Numbers 2 and 4 to this Registration Statement, Accession No. 0000950148-02-001009.
+++ Filed on October 28, 2002, as part of the Pre-effective Amendment No. 1 and 1 to File Nos. 333-91860 and 811-03589, Accession No. 0000898430-02-003844.
++++ Filed on October 25, 2001, as part of the Pre-effective Amendment No. 1 and 1 to File Nos. 333-66114 and 811-3859, Accession No. 0000950148-01-502065.
+++++ Filed on April 7, 2003, as part of the Post-effective Amendment No. 16 and 17 to File Nos. 33-88642 and 811-8874.

++++++ Incorporated herein by reference to Post Effective Amendment No. 10 under the Securities Act of 1933 (the "1933 Act") and No. 12 under the Investment Company Act of 1940 (the "1940 Act") to Registration Statement File No. 333-58234 and 811-03859 filed on Form N-4 on April 16, 2004, accession number 0000950148-04-000752.

Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

The officers and directors of AIG SunAmerica Life Assurance Company (AIG SunAmerica Life) are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                         POSITION
--------------------------------------------------------------------------------
Jay S. Wintrob               Director, Chief Executive Officer
Jana W. Greer*               Director and President
James R. Belardi             Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis*             Director, Senior Vice President and Chief Financial
                             Officer
Gregory M. Outcalt           Senior Vice President
Edwin R. Raquel*             Senior Vice President and Chief Actuary
Stewart R. Polakov*          Senior Vice President and Controller
Christine A. Nixon           Senior Vice President and Secretary
Michael J. Akers**           Senior Vice President
Edward T. Texeria*           Vice President
Virginia N. Puzon            Assistant Secretary


----------

*  21650 Oxnard Street, Woodland Hills, CA 91367
** 2919 Allen Parkway, Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-04-00330, filed March 15, 2004.

Item 27. Number of Contract Owners


As of November 30, 2004 the number of Polaris Platinum I and II contracts funded by Variable Separate Account was 27,411 of which 15,101 were qualified contracts and 12,310 were non-qualified contracts.


Item 28. Indemnification

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.




Item 29 Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

      AIG SunAmerica Life Assurance Company -- Variable Separate Account
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account
        Five
      First SunAmerica Life Insurance Company -- FS Variable Annuity Account
        Nine
      Presidential Life Insurance Company -- Variable Account One
      Anchor Series Trust
      Seasons Series Trust
      SunAmerica Series Trust
      SunAmerica Equity Funds issued by AIG SunAmerica
        Asset Management Corp. (AIG SAAMCo)
      SunAmerica Income Funds issued by AIG SAAMCo
      SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
      SunAmerica Senior Floating Rate Fund, Inc. issued by AIG SAAMCo
      SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo SunAmerica Style Select Series, Inc. issued by AIG SAAMCo
      VALIC Company I and
      VALIC Company II

(b) Directors, Officers and principal place of business:

        Officers/Directors*            Position
        ------------------             --------
        Peter Harbeck                  Director
        J. Steven Neamtz               Director, President & Chief Executive
                                       Officer
        Robert M. Zakem                Director, Executive Vice President &
                                       Assistant Secretary
        Debbie Potash-Turner           Senior Vice President, Chief Financial
                                       Officer & Controller
        James Nichols                  Vice President
        Thomas Lynch                   Chief Compliance Officer
        Christine A. Nixon**           Secretary
        Virginia N. Puzon**            Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of the above officers/directors is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367 .

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: (a). file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b). include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c). deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four of the No-Action Letter.

The Registrant and its Depositor are relying on the Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) -- (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

--------------------------------------------------------------------------------
                                   SIGNATURES
--------------------------------------------------------------------------------


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 28th day of December, 2004.


                                   Variable Separate Account
                                   (Registrant)

                                   By: AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

                                   AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


SIGNATURE                           TITLE                               DATE
------------------------------------------------------------------------------------------

Jay S. Wintrob*                     Chief Executive Officer              December 28, 2004
-----------------------------       and Director
Jay S. Wintrob                      (Principal Executive Officer)

James R. Belardi*                   Director                             December 28, 2004
-----------------------------
James R. Belardi

Marc H. Gamsin*                     Director                             December 28, 2004
-----------------------------
Marc H. Gamsin


N. Scott Gillis*                    Senior Vice President, Chief         December 28, 2004
-----------------------------       Financial Officer and Director
N. Scott Gillis                     (Principal Financial Officer)

Jana Waring Greer*                  Director                             December 28, 2004
-----------------------------
Jana Waring Greer

Stewart R. Polakov*                 Senior Vice President and            December 28, 2004
-----------------------------       Controller (Principal Accounting
Stewart R. Polakov                  Officer)

*/s/ Mallary L. Reznik                                                   December 28, 2004
-----------------------------
Mallary L. Reznik,
Attorney-in-fact

                                  EXHIBIT INDEX


Exhibit                 Description
-------                 -----------
10                      Consent of Independent Registered Public Accounting Firm